Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Trading Symbol	LAMR
Entity Registrant Name	LAMAR MEDIA CORP/DE
Entity Central Index Key	0000899045
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 38,448	$ 33,503	$ 91,679
Receivables, net of allowance for doubtful accounts	164,747	147,436	141,166
Prepaid expenses	55,428	39,514	40,046
Deferred income tax assets	10,783	9,812	9,241
Other current assets	27,706	26,360	27,277
Total current assets	297,112	256,625	309,409
Property, plant and equipment	2,911,267	2,860,592	2,796,935
Less accumulated depreciation and amortization	(1,765,716)	(1,666,975)	(1,539,484)
Net property, plant and equipment	1,145,551	1,193,617	1,257,451
Goodwill	1,435,111	1,426,848	1,426,135
Intangible assets, net	437,552	476,880	569,723
Deferred financing costs, net of accumulated amortization	37,127	34,409	43,170
Other assets	40,741	38,974	43,073
Total assets	3,393,194	3,427,353	3,648,961
Current liabilities:
Trade accounts payable	13,353	12,663	13,208
Current maturities of long-term debt	35,653	17,310	5,694
Accrued expenses	100,024	94,654	96,542
Deferred income	47,246	36,717	38,136
Total current liabilities	196,276	161,344	153,580
Long-term debt	2,039,955	2,141,218	2,403,446
Deferred income tax liabilities	95,385	92,317	87,234
Asset retirement obligation	185,841	180,662	173,673
Other liabilities	14,806	12,814	12,505
Total liabilities	2,532,263	2,588,355	2,830,438
Stockholders' equity:
Additional paid-in capital	2,425,347	2,405,679	2,389,125
Accumulated comprehensive income	6,374	5,326	6,110
Accumulated deficit	(681,270)	(683,599)	(691,784)
Cost of shares held in treasury	(889,631)	(888,518)	(885,037)
Stockholders' equity	860,931	838,998	818,523
Total liabilities and stockholders' equity	3,393,194	3,427,353	3,648,961
Series AA Preferred Stock
Stockholders' equity:
Preferred stock, value
Preferred Class A
Stockholders' equity:
Preferred stock, value
Common Class A
Stockholders' equity:
Common stock, value	96	95	94
Common Class B
Stockholders' equity:
Common stock, value	15	15	15
LAMAR MEDIA CORP
Current assets:
Cash and cash equivalents	37,948	33,377	88,565
Receivables, net of allowance for doubtful accounts	164,747	147,436	141,166
Prepaid expenses	55,428	39,514	40,046
Deferred income tax assets	10,783	9,812	9,241
Other current assets	27,925	26,578	20,391
Total current assets	296,831	256,717	299,409
Property, plant and equipment	2,911,267	2,860,592	2,796,935
Less accumulated depreciation and amortization	(1,765,716)	(1,666,975)	(1,539,484)
Net property, plant and equipment	1,145,551	1,193,617	1,257,451
Goodwill	1,424,959	1,416,696	1,415,983
Intangible assets, net	437,069	476,376	569,189
Deferred financing costs, net of accumulated amortization	35,174	32,455	41,218
Other assets	35,456	33,689	37,787
Total assets	3,375,040	3,409,550	3,621,037
Current liabilities:
Trade accounts payable	13,353	12,663	13,208
Current maturities of long-term debt	35,653	17,310	5,694
Accrued expenses	97,788	93,315	85,803
Deferred income	47,246	36,717	38,136
Total current liabilities	194,040	160,005	142,841
Long-term debt	2,039,955	2,141,218	2,403,446
Deferred income tax liabilities	128,652	125,462	120,083
Asset retirement obligation	185,841	180,662	173,673
Other liabilities	14,808	12,814	12,505
Total liabilities	2,563,296	2,620,161	2,852,548
Stockholders' equity:
Additional paid-in capital	2,598,986	2,579,318	2,562,765
Accumulated comprehensive income	6,374	5,326	6,110
Accumulated deficit	(1,793,616)	(1,795,255)	(1,800,386)
Stockholders' equity	811,744	789,389	768,489
Total liabilities and stockholders' equity	$ 3,375,040	$ 3,409,550	$ 3,621,037

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts	$ 8,100	$ 7,500	$ 8,100
Accumulated amortization	27,328	28,187	20,221
Shares held in treasury	17,119,205	17,082,652	16,998,850
Series AA Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, cumulative dividends	$ 63.8	$ 63.8	$ 63.8
Preferred stock, authorized	5,720	5,720	5,720
Preferred stock, shares issued	5,720	5,720	5,720
Preferred stock, shares outstanding	5,720	5,720	5,720
Preferred Class A
Preferred stock, par value	$ 638	$ 638	$ 638
Preferred stock, cumulative dividends	$ 63.8	$ 63.8	$ 63.8
Preferred stock, authorized	10,000	10,000	10,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	175,000,000	175,000,000	175,000,000
Common stock, shares issued	95,867,915	95,011,499	94,483,412
Common stock, shares outstanding	78,748,710	77,928,847	77,484,562
Common Class B
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	37,500,000	37,500,000	37,500,000
Common stock, shares issued	14,910,365	15,122,865	15,122,865
Common stock, shares outstanding	14,910,365	15,122,865	15,122,865
LAMAR MEDIA CORP
Allowance for doubtful accounts	8,100	7,500	8,100
Accumulated amortization	$ 18,039	$ 18,899	$ 10,933
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	3,000	3,000	3,000
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100

Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues	$ 306,286	$ 296,701	$ 877,396	$ 845,248	$ 1,133,487	$ 1,092,291	$ 1,056,065
Operating expenses (income):
Direct advertising expenses (exclusive of depreciation and amortization)	103,845	103,200	312,339	305,809	409,052	398,467	397,725
General and administrative expenses (exclusive of depreciation and amortization)	52,153	51,866	157,275	151,505	202,437	199,136	186,733
Corporate expenses (exclusive of depreciation and amortization)	13,590	11,648	40,036	33,996	46,533	47,377	42,690
Depreciation and amortization	73,915	75,171	219,283	221,454	299,639	312,703	336,725
Gain on disposition of assets	(739)	(609)	(5,309)	(7,967)	(10,548)	(4,900)	(5,424)
Total Operating Expenses	242,764	241,276	723,624	704,797	947,113	952,783	958,449
Operating income	63,522	55,425	153,772	140,451	186,374	139,508	97,616
Other expense (income):
Loss (gain) on extinguishment of debt	1,984	451	31,956	451	677	17,398	(3,320)
Gain on disposition of investment							(1,445)
Interest income	(147)	(428)	(270)	(511)	(569)	(367)	(527)
Interest expense	38,534	42,530	117,081	129,457	171,093	186,048	197,047
Non-operating (Income) Expenses	40,371	42,553	148,767	129,397	171,201	203,079	191,755
Income (loss) before income tax expense	23,151	12,872	5,005	11,054	15,173	(63,571)	(94,139)
Income tax expense (benefit)	11,655	8,880	2,403	8,876	6,623	(23,469)	(36,101)
Net income (loss)	11,496	3,992	2,602	2,178	8,550	(40,102)	(58,038)
Preferred stock dividends	91	91	273	273	365	365	365
Net income (loss) applicable to common stock	11,405	3,901	2,329	1,905	8,185	(40,467)	(58,403)
Earnings (loss) per share:
Basic earnings (loss) per share	$ 0.12	$ 0.04	$ 0.02	$ 0.02	$ 0.09	$ (0.44)	$ (0.64)
Diluted earnings (loss) per share	$ 0.12	$ 0.04	$ 0.02	$ 0.02	$ 0.09	$ (0.44)	$ (0.64)
Cash dividends declared per share of common stock
Weighted average common shares outstanding	93,423,063	92,901,470	93,265,621	92,808,705	92,851,067	92,261,157	91,730,109
Incremental common shares from dilutive stock options	306,449	175,149	285,270	362,995	322,718
Weighted average common shares diluted	93,729,512	93,076,619	93,550,891	93,171,700	93,173,785	92,261,157	91,730,109
Statement of Comprehensive Income (Loss)
Net income (loss)	11,496	3,992	2,602	2,178	8,550	(40,102)	(58,038)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	1,152	(1,704)	1,048	(1,303)	(784)	862	2,500
Unrealized gain on hedging transactions							3,814
Comprehensive income (loss)	12,648	2,288	3,650	875	7,766	(39,240)	(51,724)
LAMAR MEDIA CORP
Net revenues	306,286	296,701	877,396	845,248	1,133,487	1,092,291	1,056,065
Operating expenses (income):
Direct advertising expenses (exclusive of depreciation and amortization)	103,845	103,200	312,339	305,809	409,052	398,467	397,725
General and administrative expenses (exclusive of depreciation and amortization)	52,153	51,866	157,275	151,505	202,437	199,136	186,733
Corporate expenses (exclusive of depreciation and amortization)	13,516	11,570	39,763	33,720	46,175	47,377	42,265
Depreciation and amortization	73,915	75,171	219,283	221,454	299,639	312,703	336,725
Gain on disposition of assets	(739)	(609)	(5,309)	(7,967)	(10,548)	(4,900)	(5,424)
Total Operating Expenses	242,690	241,198	723,351	704,521	946,755	952,783	958,024
Operating income	63,596	55,503	154,045	140,727	186,732	139,508	98,041
Other expense (income):
Loss (gain) on extinguishment of debt	1,984	451	31,956	451	677	17,402
Gain on disposition of investment							(1,445)
Interest income	(147)	(428)	(270)	(511)	(569)	(358)	(462)
Interest expense	38,534	42,530	117,081	129,457	171,093	185,875	191,917
Non-operating (Income) Expenses	40,371	42,553	148,767	129,397	171,201	202,919	190,010
Income (loss) before income tax expense	23,225	12,950	5,278	11,330	15,531	(63,411)	(91,969)
Income tax expense (benefit)	11,640	8,835	2,526	8,943	6,919	(23,213)	(36,146)
Net income (loss)	11,585	4,115	2,752	2,387	8,612	(40,198)	(55,823)
Statement of Comprehensive Income (Loss)
Net income (loss)	11,585	4,115	2,752	2,387	8,612	(40,198)	(55,823)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	1,152	(1,704)	1,048	(1,303)	(784)	862	2,500
Unrealized gain on hedging transactions							3,814
Comprehensive income (loss)	$ 12,737	$ 2,411	$ 3,800	$ 1,084	$ 7,828	$ (39,336)	$ (49,509)

Consolidated Statements of Stockholders' Equity and Comprehensive Income (Deficit) (USD $) In Thousands, unless otherwise specified	Total	Treasury Stock	Additional Paid-In Capital	Accumulated Comprehensive Income (Deficit)	Accumulated Deficit	Series AA Preferred Stock	Preferred Class A	Common Class A Common Stock	Common Class B Common Stock	LAMAR MEDIA CORP	LAMAR MEDIA CORP Additional Paid-In Capital	LAMAR MEDIA CORP Accumulated Comprehensive Income (Deficit)	LAMAR MEDIA CORP Accumulated Deficit
Beginning Balance at Dec. 31, 2008	$ 870,618	$ (883,364)	$ 2,347,854	$ (1,066)	$ (592,914)			$ 93	$ 15	$ 813,904	$ 2,517,481	$ (1,066)	$ (1,702,511)
Non-cash compensation	12,462		12,462							12,462
Contribution from parent										17,302	17,302
Exercise of stock options	1,938		1,937					1
Issuance of shares of common stock through employee purchase plan	2,902		2,902
Tax deduction (shortfall) related to options exercised	25		25
Purchase of treasury stock	(44)	(44)
Payment on convertible notes	(4,014)		(4,014)
Comprehensive income (loss)
Foreign currency translation	2,500			2,500						2,500		2,500
Change in unrealized loss of hedging transaction, net of tax	3,814			3,814						3,814		3,814
Net income (loss)	(58,038)				(58,038)					(55,823)			(55,823)
Comprehensive income (loss)	(51,724)									(49,509)
Dividend to parent	(365)				(365)					(225)			(225)
Ending Balance at Dec. 31, 2009	831,798	(883,408)	2,361,166	5,248	(651,317)			94		781,472	2,534,783	5,248	(1,758,559)
Comprehensive income (loss)
Net income (loss)										(24,898)
Ending Balance at Mar. 31, 2010
Beginning Balance at Dec. 31, 2009	831,798	(883,408)	2,361,166	5,248	(651,317)			94	15	781,472	2,534,783	5,248	(1,758,559)
Non-cash compensation	17,839		17,839							17,839
Contribution from parent										27,982	27,982
Exercise of stock options	6,803		6,803
Issuance of shares of common stock through employee purchase plan	3,356		3,356
Conversion of shares of Class B common stock to Class A common stock
Tax deduction (shortfall) related to options exercised	(16)		(16)
Purchase of treasury stock	(1,629)	(1,629)
Payment on convertible notes	(23)		(23)
Comprehensive income (loss)
Foreign currency translation	862			862						862		862
Net income (loss)	(40,102)				(40,102)					(40,198)			(40,198)
Comprehensive income (loss)	(39,240)									(39,336)
Dividend to parent	(365)				(365)					(1,629)			(1,629)
Ending Balance at Dec. 31, 2010	818,523	(885,037)	2,389,125	6,110	(691,784)			94	15	768,489	2,562,765	6,110	(1,800,386)
Beginning Balance at Sep. 30, 2010
Comprehensive income (loss)
Net income (loss)										(7,293)
Ending Balance at Dec. 31, 2010										768,489
Comprehensive income (loss)
Net income (loss)										(13,164)
Ending Balance at Mar. 31, 2011
Beginning Balance at Dec. 31, 2010	818,523									768,489
Non-cash compensation	7,338									7,338
Contribution from parent										10,987
Comprehensive income (loss)
Net income (loss)	2,178									2,387
Comprehensive income (loss)	875									1,084
Dividend to parent										(3,481)
Ending Balance at Sep. 30, 2011
Beginning Balance at Dec. 31, 2010	818,523	(885,037)	2,389,125	6,110	(691,784)			94		768,489	2,562,765	6,110	(1,800,386)
Non-cash compensation	11,650		11,650							11,650
Contribution from parent										16,553	16,553
Exercise of stock options	1,998		1,997					1
Issuance of shares of common stock through employee purchase plan	3,459		3,459
Tax deduction (shortfall) related to options exercised	(552)		(552)
Purchase of treasury stock	(3,481)	(3,481)
Comprehensive income (loss)
Foreign currency translation	(784)			(784)						(784)		(784)
Net income (loss)	8,550				8,550					8,612			8,612
Comprehensive income (loss)	7,766									7,828
Dividend to parent	(365)				(365)					(3,481)			(3,481)
Ending Balance at Dec. 31, 2011	838,998	(888,518)	2,405,679	5,326	(683,599)			95	15	789,389	2,579,318	5,326	(1,795,255)
Beginning Balance at Sep. 30, 2011
Comprehensive income (loss)
Net income (loss)										6,225
Ending Balance at Dec. 31, 2011	838,998								15	789,389
Non-cash compensation	10,902									10,902
Contribution from parent										19,668
Comprehensive income (loss)
Net income (loss)	2,602									2,752
Comprehensive income (loss)	3,650									3,800
Dividend to parent										(1,113)
Ending Balance at Sep. 30, 2012	860,931									811,744
Beginning Balance at Jun. 30, 2012
Comprehensive income (loss)
Net income (loss)	11,496									11,585
Comprehensive income (loss)	12,648									12,737
Ending Balance at Sep. 30, 2012	$ 860,931									$ 811,744

Consolidated Statements of Stockholders' Equity and Comprehensive Income (Deficit) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Exercise of stock options	113,359	368,178	111,843
Conversion of shares of Class B common stock to Class A common stock		50,000
Purchase of treasury stock	83,802	53,597	6,950
Interest rate on convertible notes		2.88%	2.88%
Changes in unrealized loss on hedging transaction, tax			$ 2,398
Preferred stock dividend shares	$ 63.8	$ 63.8	$ 63.8
Common Stock | Common Class A
Exercise of stock options			111,843
Treasury Stock
Purchase of treasury stock	83,802	53,597	6,950
Additional Paid-In Capital
Exercise of stock options	113,359	368,178	111,843
Conversion of shares of Class B common stock to Class A common stock		50,000
Interest rate on convertible notes		2.88%	2.88%
Accumulated Comprehensive Income (Deficit)
Changes in unrealized loss on hedging transaction, tax			2,398
Accumulated Deficit
Preferred stock dividend shares	$ 63.8	$ 63.8	$ 63.8
LAMAR MEDIA CORP
Changes in unrealized loss on hedging transaction, tax			2,398
LAMAR MEDIA CORP | Accumulated Comprehensive Income (Deficit)
Changes in unrealized loss on hedging transaction, tax			$ 2,398

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 2,602	$ 2,178	$ 8,550	$ (40,102)	$ (58,038)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	219,283	221,454	299,639	312,703	336,725
Non-cash compensation	10,902	7,338	11,650	17,839	12,462
Amortization included in interest expense	13,101	13,820	18,517	16,934	19,442
Gain on disposition of assets and investments	(5,309)	(7,967)	(10,548)	(4,900)	(6,869)
Loss (gain) on extinguishment of debt	31,956	451	677	17,398	(3,320)
Deferred income tax expenses (benefit)	1,099	7,027	3,702	(24,588)	(20,120)
Provision for doubtful accounts	4,308	4,546	7,591	8,736	12,663
(Increase) decrease in:
Receivables	(20,674)	(26,485)	(14,622)	(4,539)	(2,083)
Prepaid expenses	(14,325)	(16,128)	1,201	2,581	5,959
Other assets	(1,048)	4,510	(1,863)	30,723	(15,064)
Increase (decrease) in:
Trade accounts payable	8	(1,356)	(489)	2,460	(4,383)
Accrued expenses	4,312	4,015	(630)	(275)	9,676
Other liabilities	7,134	9,302	(4,554)	(12,150)	6,693
Cash flows provided by operating activities	253,349	222,705	318,821	322,820	293,743
Cash flows from investing activities:
Capital expenditures	(77,747)	(83,182)	(107,070)	(43,452)	(38,815)
Acquisitions	(54,738)	(15,164)	(23,497)	(6,703)	(4,457)
Decrease in notes receivable			166	240	168
Proceeds from disposition of assets and investments	5,023	10,175	13,146	8,435	14,065
Payment received on notes receivable	118	179
Cash flows used in investing activities	(127,344)	(87,992)	(117,255)	(41,480)	(29,039)
Cash flows from financing activities:
Net proceeds from issuance of common stock	9,809	3,650	5,457	10,160	4,840
Cash used for purchase of treasury shares	(1,113)	(3,481)	(3,481)	(1,629)	(44)
Net payments under credit agreement	(8,381)	(168,488)	(213,866)	(290,309)	(198,701)
Net proceeds from credit agreement refinancing				5,360
Payments on convertible notes				(3,402)	(269,087)
Debt issuance costs	(14,328)			(32,597)	(19,919)
Net proceeds from note offering				400,000	314,927
Net proceeds received under revolving credit facility	15,000
Proceeds received from note offering	500,000
Net payment on senior subordinated notes	(722,296)	(15,835)	(47,187)	(389,647)
Proceeds received from senior credit facility term loan	100,000
Dividend to parent			(365)	(365)	(365)
Dividends	(273)	(273)	(365)	(365)	(365)
Cash flows used in financing activities	(121,582)	(184,427)	(259,442)	(302,429)	(168,349)
Effect of exchange rate changes in cash and cash equivalents	522	(449)	(300)	515	1,759
Net increase (decrease) in cash and cash equivalents	4,945	(50,163)	(58,176)	(20,574)	98,114
Cash and cash equivalents at beginning of period	33,503	91,679	91,679	112,253	14,139
Cash and cash equivalents at end of period	38,448	41,516	33,503	91,679	112,253
Supplemental disclosures of cash flow information:
Cash paid for interest	102,334	113,400	153,800	176,427	169,703
Cash paid for foreign, state and federal income taxes	1,906	1,368	2,651	3,496	3,314
LAMAR MEDIA CORP
Cash flows from operating activities:
Net income (loss)	2,752	2,387	8,612	(40,198)	(55,823)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	219,283	221,454	299,639	312,703	336,725
Non-cash compensation	10,902	7,338	11,650	17,839	12,462
Amortization included in interest expense	13,101	13,820	18,517	16,836	14,312
Gain on disposition of assets and investments	(5,309)	(7,967)	(10,548)	(4,900)	(6,869)
Loss (gain) on extinguishment of debt	31,956	451	677	17,402
Deferred income tax expenses (benefit)	1,221	7,101	3,997	(24,384)	(20,602)
Provision for doubtful accounts	4,308	4,546	7,591	8,736	12,663
(Increase) decrease in:
Receivables	(20,674)	(26,485)	(14,622)	(4,539)	(2,083)
Prepaid expenses	(14,325)	(16,128)	1,201	2,581	5,959
Other assets	(1,048)	4,593	(1,863)	30,777	(14,628)
Increase (decrease) in:
Trade accounts payable	8	(1,356)	(489)	2,460	1,508
Accrued expenses	4,312	4,015	(630)	(275)	9,677
Other liabilities	(3,644)	4,314	(13,384)	(29,974)	(738)
Cash flows provided by operating activities	242,843	218,083	310,348	305,064	292,563
Cash flows from investing activities:
Capital expenditures	(77,747)	(83,182)	(107,070)	(43,452)	(38,815)
Acquisitions	(54,738)	(15,164)	(23,497)	(6,703)	(4,457)
Decrease in notes receivable			166	240	168
Proceeds from disposition of assets and investments	5,023	10,175	13,146	8,435	14,065
Payment received on notes receivable	118	179
Cash flows used in investing activities	(127,344)	(87,992)	(117,255)	(41,480)	(29,039)
Cash flows from financing activities:
Net payments under credit agreement	(8,381)	(168,488)	(213,866)	(290,309)	(198,701)
Net proceeds from credit agreement refinancing				5,360
Payment on mirror note					(287,500)
Debt issuance costs	(14,328)			(32,597)	(19,919)
Net proceeds from note offering				400,000	314,927
Net proceeds received under revolving credit facility	15,000
Proceeds received from note offering	500,000
Net payment on senior subordinated notes	(722,296)	(15,835)	(47,187)	(389,647)
Proceeds received from senior credit facility term loan	100,000
Dividend to parent	(1,113)	(3,481)	(3,481)	(1,629)	(225)
Contributions from parent	19,668	10,987	16,553	27,982	17,302
Cash flows used in financing activities	(111,450)	(176,817)	(247,981)	(280,840)	(174,116)
Effect of exchange rate changes in cash and cash equivalents	522	(449)	(300)	515	1,759
Net increase (decrease) in cash and cash equivalents	4,571	(47,175)	(55,188)	(16,741)	91,167
Cash and cash equivalents at beginning of period	33,377	88,565	88,565	105,306	14,139
Cash and cash equivalents at end of period	37,948	41,390	33,377	88,565	105,306
Supplemental disclosures of cash flow information:
Cash paid for interest	102,334	113,400	153,800	176,352	169,703
Cash paid for foreign, state and federal income taxes	$ 1,906	$ 1,368	$ 2,651	$ 3,496	$ 3,314

Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Significant Accounting Policies

1. Significant Accounting Policies

The information included in the foregoing interim condensed consolidated financial statements is unaudited. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the Company’s financial position and results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the entire year. These interim condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements and the notes thereto included in the 2011 Combined Form 10-K. Subsequent events, if any, are evaluated through the date on which the financial statements are issued.

(1) Significant Accounting Policies

(a) Nature of Business

Lamar Advertising Company (the Company) is engaged in the outdoor advertising business, operating approximately 143,000 billboard advertising displays in 44 states, Canada and Puerto Rico. The Company’s operating strategy is to be the leading provider of outdoor advertising services in the markets it serves.

In addition, the Company operates a logo sign business in 21 states throughout the United States and the province of Ontario, Canada and a transit advertising business in 60 markets. Logo signs are erected pursuant to state-awarded service contracts on public rights-of-way near highway exits and deliver brand name information on available gas, food, lodging and camping services. Included in the Company’s logo sign business are tourism signing contracts. The Company provides transit advertising on bus shelters, benches and buses in the markets it serves.

(b) Principles of Consolidation

The accompanying consolidated financial statements include Lamar Advertising Company, its wholly owned subsidiary, Lamar Media Corp. (Lamar Media), and its majority-owned subsidiaries. All inter-company transactions and balances have been eliminated in consolidation.

An operating segment is a component of an enterprise:

•	that engages in business activities from which it may earn revenues and incur expenses;

•	whose operating results are regularly reviewed by the enterprise’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance; and

•	for which discrete financial information is available.

We define the term ‘chief operating decision maker’ to be our executive management group, which consist of our Chief Executive Officer, President and Chief Financial Officer. Currently, all operations are reviewed on a consolidated basis for budget and business plan performance by our executive management group. Additionally, operational performance at the end of each reporting period is viewed in the aggregate by our management group. Any decisions related to changes in invested capital, personnel, operational improvement or training, or to allocate other company resources are made based on the combined results.

We operate in a single operating and reporting segment, advertising. We sell advertising on billboards, buses, shelters and benches and logo plates.

(c) Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is calculated using accelerated and straight-line methods over the estimated useful lives of the assets.

(d) Goodwill and Intangible Assets

Goodwill is subject to an annual impairment test. The Company designated December 31 as the date of its annual goodwill impairment test. Impairment testing involves various estimates and assumptions, which could vary, and an analysis of relevant market data and market capitalization. If industry and economic conditions deteriorate, the Company may be required to assess goodwill impairment before the next annual test, which could result in impairment charges.

The Company is required to identify its reporting units and determine the carrying value of each reporting unit by assigning the assets and liabilities, including the existing goodwill and intangible assets, to those reporting units. The Company is required to determine the fair value of each reporting unit and compare it to the carrying amount of the reporting unit. To the extent the carrying amount of a reporting unit exceeds the fair value of the reporting unit, the Company would be required to perform the second step of the impairment test, as this is an indication that the reporting unit goodwill may be impaired. The fair value of each reporting unit exceeded its carrying amount at its annual impairment test date on December 31, 2011 and 2010, therefore, the Company was not required to recognize an impairment loss.

Intangible assets, consisting primarily of site locations, customer lists and contracts, and non-competition agreements are amortized using the straight-line method over the assets estimated useful lives, generally from 3 to 15 years.

(e) Impairment of Long-Lived Assets

Long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset before interest expense. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

(f) Deferred Income

Deferred income consists principally of advertising revenue invoiced in advance and gains resulting from the sale of certain assets to related parties. Deferred advertising revenue is recognized in income as services are provided over the term of the contract. Deferred gains are recognized in income in the consolidated financial statements at the time the assets are sold to an unrelated party or otherwise disposed of.

(g) Revenue Recognition

The Company recognizes outdoor advertising revenue on an accrual basis ratably over the term of the contracts, as services are provided. Production revenue and the related expense for the advertising copy are recognized upon completion of the sale.

The Company engages in barter transactions where the Company trades advertising space for goods and services. The Company recognizes revenues and expenses from barter transactions at fair value, which is determined based on the Company’s own historical practice of receiving cash for similar advertising space from buyers unrelated to the party in the barter transaction. The amount of revenue and expense recognized for advertising barter transactions is as follows:

	2011	2010	2009
Net revenues	$7,153	$6,608	$5,642
Direct advertising expenses	$2,766	$2,768	$2,808
General and administrative expenses	$3,524	$3,242	$2,867

(h) Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

(i) Earnings Per Share

The calculation of basic earnings per share excludes any dilutive effect of stock options and convertible debt, while diluted earnings per share includes the dilutive effect of stock options and convertible debt. The number of potentially dilutive shares excluded from the calculation because of their anti-dilutive effect are 0 for the year ended December 31, 2011, 465,820 for the year ended December 31, 2010 and 2,580,092 for the year ended December 31, 2009.

(j) Stock Based Compensation

Compensation expense for share-based awards is recognized based on the grant date fair value of those awards. Stock-based compensation expense includes an estimate for pre-vesting forfeitures and is recognized over the requisite service periods of the awards on a straight-line basis, which is generally commensurate with the vesting term. Non-cash compensation expense recognized during the years ended December 31, 2011, 2010, and 2009 were $11,650, $17,839 and $12,462. The $11,650 expensed during the year ended December 31, 2011 consists of (i) $7,875 related to stock options, (ii) $3,535 related to stock grants, made under the Company’s performance-based stock incentive program in 2011 (iii) $240 related to stock awards to directors. See Note 14 for information on the assumptions we used to calculate the fair value of stock-based compensation.

(k) Cash and Cash Equivalents

The Company considers all highly-liquid investments with original maturities of three months or less to be cash equivalents.

(l) Foreign Currency Translation

Local currencies generally are considered the functional currencies outside the United States. Assets and liabilities for operations in local-currency environments are translated at year-end exchange rates. Income and expense items are translated at average rates of exchange prevailing during the year. Foreign currency translation adjustments are recorded as a component of other comprehensive income in the Consolidated Statement of Operations and Comprehensive Income (Loss) and as a component of accumulated other comprehensive income (deficit) in Consolidated Statement of Stockholders’ Equity and Comprehensive Income (Deficit).

(m) Asset Retirement Obligations

The Company is required to record the present value of obligations associated with the retirement of tangible long-lived assets in the period in which it is incurred. The liability is capitalized as part of the related long-lived asset’s carrying amount. Over time, accretion of the liability is recognized as an operating expense and the capitalized cost is depreciated over the expected useful life of the related asset. The Company’s asset retirement obligations relate primarily to the dismantlement, removal, site reclamation and similar activities of its properties.

(n) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(o) Comprehensive Income

Total comprehensive income is presented in the Consolidated Statements of Operations and Comprehensive Income (Loss) and the components of accumulated other comprehensive income (deficit) are presented in the Consolidated Statement of Stockholders’ Equity and Comprehensive Income (Deficit). Comprehensive Income (Loss) is composed of foreign currency translation effects and unrealized gains and losses on cash flow hedging instruments.

(p) Subsequent Events

The Company has performed an evaluation of subsequent events through the date on which the financial statements are issued.

LAMAR MEDIA CORP
Significant Accounting Policies

1. Significant Accounting Policies

The information included in the foregoing interim condensed consolidated financial statements is unaudited. In the opinion of management all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of Lamar Media’s financial position and results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the entire year. These interim condensed consolidated financial statements should be read in conjunction with Lamar Media’s consolidated financial statements and the notes thereto included in the 2011 Combined Form 10-K.

Certain notes are not provided for the accompanying condensed consolidated financial statements as the information in notes 1, 2, 3, 4, 5, 6, 7, 9, 10, 11 and 12 to the condensed consolidated financial statements of Lamar Advertising Company included elsewhere herein is substantially equivalent to that required for the condensed consolidated financial statements of Lamar Media Corp. Earnings per share data is not provided for Lamar Media Corp., as it is a wholly owned subsidiary of the Company.

(1) Significant Accounting Policies

(a) Nature of Business

Lamar Media Corp. is a wholly owned subsidiary of Lamar Advertising Company. Lamar Media Corp. is engaged in the outdoor advertising business operating approximately 143,000 outdoor advertising displays in 44 states. Lamar Media’s operating strategy is to be the leading provider of outdoor advertising services in the markets it serves.

In addition, Lamar Media operates a logo sign business in 21 states throughout the United States as well as the province of Ontario, Canada. Logo signs are erected pursuant to state-awarded service contracts on public rights-of-way near highway exits and deliver brand name information on available gas, food, lodging and camping services. Included in the Company’s logo sign business are tourism signing contracts. The Company provides transit advertising on bus shelters, benches and buses in the markets it serves.

Certain footnotes are not provided for the accompanying financial statements as the information in notes 2, 4, 6, 9, 10, 13, 14, 15, 16, 17, 18 and 20 and portions of notes 1 and 12 to the consolidated financial statements of Lamar Advertising Company included elsewhere herein are substantially equivalent to that required for the consolidated financial statements of Lamar Media Corp. Earnings per share data is not provided for the operating results of Lamar Media Corp. as it is a wholly owned subsidiary of Lamar Advertising Company.

(b) Principles of Consolidation

The accompanying consolidated financial statements include Lamar Media Corp., its wholly owned subsidiaries, The Lamar Company, LLC, Lamar Central Outdoor, Inc., Lamar Oklahoma Holding Co., Inc., Lamar Advertising Southwest, Inc., Lamar DOA Tennessee Holdings, Inc., and Interstate Logos, LLC. and their majority-owned subsidiaries. All inter-company transactions and balances have been eliminated in consolidation.

Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Acquisitions

3. Acquisitions

During the nine months ended September 30, 2012, the Company completed several acquisitions of outdoor advertising assets for a total purchase price of approximately $57,836 of which $54,738 was in cash.

Each of these acquisitions was accounted for under the acquisition method of accounting, and, accordingly, the accompanying consolidated financial statements include the results of operations of each acquired entity from the date of acquisition. The acquisition costs have been allocated to assets acquired and liabilities assumed based on preliminary fair value estimates at the dates of acquisition. The allocations are pending final determination of the fair value of certain assets and liabilities. The following is a summary of the preliminary allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$11,358
Goodwill	8,689
Site locations	30,554
Non-competition agreements	70
Customer lists and contracts	5,780
Other asset	1,913
Current liabilities	(528)

$57,836

Summarized below are certain unaudited pro forma statements of operations data for the three and nine months ended September 30, 2012 and September 30, 2011 as if each of the above acquisitions and the acquisitions occurring in 2011, which were fully described in the 2011 Combined Form 10-K, had been consummated as of January 1, 2011. This pro forma information does not purport to represent what the Company’s results of operations actually would have been had such transactions occurred on the date specified or to project the Company’s results of operations for any future periods.

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Pro forma net revenues	$306,504	$300,509	$883,621	$856,457

Pro forma net income applicable to common stock	$11,430	$4,024	$2,903	$2,011

Pro forma net income per common share—basic	$0.12	$0.04	$0.03	$0.02

Pro forma net income per common share—diluted	$0.12	$0.04	$0.03	$0.02

(2) Acquisitions

Year Ended December 31, 2011

During the twelve months ended December 31, 2011, the Company completed several acquisitions of outdoor advertising assets for a total purchase price of approximately $23,497 in cash.

Each of these acquisitions was accounted for under the purchase method of accounting, and, accordingly, the accompanying consolidated financial statements include the results of operations of each acquired entity from the date of acquisition. The acquisition costs have been allocated to assets acquired and liabilities assumed based on preliminary fair market value estimates at the dates of acquisition. The allocations are pending final determination of the fair value of certain assets and liabilities. The following is a summary of the preliminary allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$12,319
Goodwill	775
Site locations	8,147
Non-competition agreements	101
Customer lists and contracts	2,010
Other asset	356
Current liabilities	(211)

$23,497

Total acquired intangible assets for the year ended December 31, 2011 were $11,033, of which $775 was assigned to goodwill. Although goodwill is not amortized for financial statement purposes, substantially all of the $775 is expected to be fully deductible for tax purposes. The remaining $10,258 of acquired intangible assets have a weighted average useful life of approximately 14 years. The intangible assets include customer lists and contracts of $2,010 (7 year weighted average useful life) and site locations of $8,147 (15 year weighted average useful life). The aggregate amortization expense related to the 2011 acquisitions for the year ended December 31, 2011 was approximately $358.

The following unaudited pro forma financial information for the Company gives effect to the 2011 and 2010 acquisitions as if they had occurred on January 1, 2010. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2011	2010
Net revenues	$1,135,802	$1,099,490
Net income (loss) applicable to common stock	$7,946	$(39,830)
Net loss per common share — basic	$0.09	$(0.43)
Net loss per common share — diluted	$0.09	$(0.43)

Year Ended December 31, 2010

During the twelve months ended December 31, 2010, the Company completed several acquisitions of outdoor advertising assets for a total purchase price of approximately $6,703 in cash.

Each of these acquisitions was accounted for under the purchase method of accounting, and, accordingly, the accompanying consolidated financial statements include the results of operations of each acquired entity from the date of acquisition. The acquisition costs have been allocated to assets acquired and liabilities assumed based on preliminary fair market value estimates at the dates of acquisition. The allocations are pending final determination of the fair value of certain assets and liabilities. The following is a summary of the preliminary allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$2,651
Goodwill	1,703
Site locations	2,434
Non-competition agreements	70
Customer lists and contracts	654
Other asset	8
Current liabilities	(817)

$6,703

Total acquired intangible assets for the year ended December 31, 2010 was $4,861, of which $1,703 was assigned to goodwill. Although goodwill is not amortized for financial statement purposes, substantially all of the $1,703 is expected to be fully deductible for tax purposes. The remaining $3,158 of acquired intangible assets have a weighted average useful life of approximately 14 years. The intangible assets include customer lists and contracts of $654 (7 year weighted average useful life) and site locations of $2,434 (15 year weighted average useful life). The aggregate amortization expense related to the 2010 acquisitions for the year ended December 31, 2010 was approximately $124.

The following unaudited pro forma financial information for the Company gives effect to the 2010 and 2009 acquisitions as if they had occurred on January 1, 2009. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2010	2009
Net revenues	$1,092,916	$1,060,158
Net loss applicable to common stock	$(40,692)	$(59,407)
Net loss per common share — basic	$(0.44)	$(0.65)
Net loss per common share — diluted	$(0.44)	$(0.65)

Non-Cash Financing and Investing Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Non-Cash Financing and Investing Activities

11. Non-Cash Financing and Investing Activities

For the period ended September 30, 2012 and 2011, the Company had non-cash investing activity of $3,098 and $4,000 related to an acquisition of outdoor advertising assets and deposits paid in prior periods for the purchase of an aircraft, respectively.

Also, during the period ended September 30, 2011, the Company had non-cash financing activity of $9,463 for the net repurchase of the 6 5/8% Notes at 99.3% of their aggregate principal amount. These notes were under agreement for repurchase as of September 30, 2011 and pending settlement, which settled in October 2011.

(3) Noncash Financing and Investing Activities

For the period ended December 31, 2011, the Company had non-cash investing activities of $4,000 and $1,900 related to deposits paid in prior periods for the purchase of an aircraft in January 2011 that had a total purchase price of $11,539 and settlement of a notes receivable by a transfer of land, respectively. For the years ended December 31, 2010 and 2009 there were no significant non-cash financing or investing activities.

LAMAR MEDIA CORP
Non-Cash Financing and Investing Activities

(2) Non-cash Financing and Investing Activities

For the period ended December 31, 2011, the Company had a non-cash investing activity of $4,000 related to the purchase of an aircraft in January 2011 that had a total purchase price of $11,539. The non-cash portion of the purchase is related to deposits paid in prior periods. For the years ended December 31, 2010 and 2009 there were no significant non-cash financing or investing activities.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment

(4) Property, Plant and Equipment

Major categories of property, plant and equipment at December 31, 2011 and 2010 are as follows:

	Estimated Life (Years)	2011	2010
Land	—	$307,968	$298,879
Building and improvements	10 — 39	108,820	105,459
Advertising structures	5 — 15	2,309,775	2,264,953
Automotive and other equipment	3 — 7	134,029	127,644

		$2,860,592	$2,796,935

Goodwill and Other Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Other Intangible Assets

5. Goodwill and Other Intangible Assets

The following is a summary of intangible assets at September 30, 2012 and December 31, 2011.

	Estimated Life (Years)	September 30, 2012		December 31, 2011
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer lists and contracts	7 – 10	$474,225	$457,157	$468,371	$451,524
Non-competition agreements	3 – 15	63,665	62,495	63,592	61,849
Site locations	15	1,414,227	995,396	1,383,076	925,291
Other	5 –15	13,608	13,125	13,608	13,103

		$1,965,725	$1,528,173	$1,928,647	$1,451,767
Unamortizable intangible assets:
Goodwill		$1,688,746	$253,635	$1,680,483	$253,635

(5) Goodwill and Other Intangible Assets

The following is a summary of intangible assets at December 31, 2011 and December 31, 2010:

	Estimated	2011		2010
	Life (Years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7 — 10	$468,371	$451,524	$466,412	$441,641
Non-competition agreements	3 — 15	63,592	61,849	63,493	60,955
Site locations	15	1,383,076	925,291	1,375,298	833,418
Other	5 — 15	13,608	13,103	13,608	13,074

		$1,928,647	$1,451,767	$1,918,811	$1,349,088

Unamortizable Intangible Assets: Goodwill		$1,680,483	$253,635	$1,679,770	$253,635

The changes in the gross carrying amount of goodwill for the year ended December 31, 2011 are as follows:

Balance as of December 31, 2010	$1,679,770
Goodwill acquired during the year	775
Purchase price adjustments and other	(62)
Impairment losses	—

Balance as of December 31, 2011	$1,680,483

Amortization expense for the year ended December 31, 2011 was $102,918. The following is a summary of the estimated amortization expense for future years:

Year ended December 31, 2012	$99,917
Year ended December 31, 2013	97,165
Year ended December 31, 2014	83,200
Year ended December 31, 2015	46,770
Year ended December 31, 2016	36,267
Thereafter	113,561

Total	$476,880

LAMAR MEDIA CORP
Goodwill and Other Intangible Assets

(3) Goodwill and Other Intangible Assets

The following is a summary of intangible assets at December 31, 2011 and December 31, 2010:

	Estimated Life (Years)	2011		2010
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7—10	$468,371	$451,524	$466,412	$441,641
Non-competition agreement	3—15	63,592	61,849	63,493	60,955
Site locations	15	1,383,076	925,290	1,375,298	833,418
Other	5—15	13,063	13,063	13,063	13,063

		$1,928,102	$1,451,726	$1,918,266	$1,349,077
Unamortizable Intangible Assets:
Goodwill		$1,669,462	$252,766	$1,668,749	$252,766

The changes in the gross carrying amount of goodwill for the year ended December 31, 2011 are as follows:

Balance as of December 31, 2010	$1,668,749
Goodwill acquired during the year	775
Purchase price adjustments and other	(62)
Impairment losses	—

Balance as of December 31, 2011	$1,669,462

Leases	12 Months Ended
Dec. 31, 2011
Leases

(6) Leases

The Company is party to various operating leases for production facilities, vehicles and sites upon which advertising structures are built. The leases expire at various dates, and have varying options to renew and to cancel and may contain escalation provisions. The following is a summary of minimum annual rental payments required under those operating leases that have original or remaining lease terms in excess of one year as of December 31, 2011:

2012	$145,491
2013	$125,635
2014	$111,981
2015	$92,917
2016	$79,859
Thereafter	$534,461

Rental expense related to the Company’s operating leases was $205,378, $203,044 and $213,549 for the years ended December 31, 2011, 2010 and 2009, respectively.

Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses

(7) Accrued Expenses

The following is a summary of accrued expenses at December 31, 2011 and 2010:

	2011	2010
Payroll	$10,519	$13,621
Interest	36,125	37,350
Insurance benefits	12,338	11,958
Accrued lease expense	26,975	26,851
Other	8,697	6,762

	$94,654	$96,542

LAMAR MEDIA CORP
Accrued Expenses	(4) Accrued Expenses The following is a summary of accrued expenses at December 31, 2011 and 2010:

	2011	2010
Payroll	$10,519	$13,621
Interest	36,125	37,350
Other	46,671	34,832

	$93,315	$85,803

Long-term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-term Debt

9. Long-term Debt

Long-term debt consists of the following at September 30, 2012 and December 31, 2011:

	September 30, 2012	December 31, 2011
Senior Credit Facility	$702,164	$595,477
7 7/8% Senior Subordinated Notes	400,000	400,000
6 5/8% Senior Subordinated Notes	—	381,290
6 5/8% Senior Subordinated Notes — Series B	35,068	191,544
6 5/8% Senior Subordinated Notes — Series C	98,837	256,040
5 7/8% Senior Subordinated Notes	500,000	—
9 3/4% Senior Notes	337,140	331,553
Other notes with various rates and terms	2,399	2,624

	2,075,608	2,158,528
Less current maturities	(35,653)	(17,310)

Long-term debt, excluding current maturities	$2,039,955	$2,141,218

6 5/8% Senior Subordinated Notes

On August 16, 2005, Lamar Media Corp., issued $400,000 aggregate principal amount of 6 5/8% Senior Subordinated Notes due 2015. These notes are unsecured senior subordinated obligations and will be subordinated to all of Lamar Media’s existing and future senior debt, rank equally with all of Lamar Media’s existing and future senior subordinated debt and rank senior to all of our existing and any future subordinated debt of Lamar Media. These notes are redeemable at the company’s option anytime on or after August 15, 2010 in whole or part, in cash at redemption prices specified in the notes. The net proceeds for this issuance were used to reduce borrowings under Lamar Media’s senior credit facility.

On August 17, 2006, Lamar Media Corp. issued $216,000 aggregate principal amount of 6 5/8% Senior Subordinated Notes due 2015 – Series B. These notes are unsecured senior subordinated obligations and will be subordinated to all of Lamar Media’s existing and future senior debt, rank equally with all of Lamar Media’s existing and future senior subordinated debt and rank senior to all of our existing and any future subordinated debt of Lamar Media. These notes are redeemable at the company’s option anytime on or after August 15, 2010 in whole or part, in cash at redemption prices specified in the notes. The net proceeds from this issuance were used to reduce borrowings under Lamar Media’s senior credit facility and repurchase the Company’s Class A common stock pursuant to its repurchase plan.

On October 11, 2007, Lamar Media Corp. issued $275,000 aggregate principal amount of 6 5/8% Senior Subordinated Notes due 2015 – Series C. These notes are unsecured senior subordinated obligations and will be subordinated to all of Lamar Media’s existing and future senior debt, rank equally with all of Lamar Media’s existing and future senior subordinated debt and rank senior to all of the existing and any future subordinated debt of Lamar Media. These notes are redeemable at the company’s option anytime on or after August 15, 2010 in whole or part, in cash at redemption prices specified in the notes. A portion of the net proceeds from this issuance was used to repay a portion of the amounts outstanding under Lamar Media’s revolving senior credit facility.

On January 26, 2012, Lamar Media commenced a tender offer to purchase for cash, up to $700,000 in aggregate principal amount of its outstanding 6 5/8% Senior Subordinated Notes due 2015, 6 5/8% Senior Subordinated Notes due 2015 – Series B and 6 5/8% Senior Subordinated Notes due 2015 – Series C (collectively, “the 6 5/8% Notes”). On February 9, 2012, Lamar Media accepted tenders for approximately $483,655 in aggregate principal amount of the 6 5/8% Notes, out of approximately $582,903 tendered, in connection with the early settlement date of the tender offer. On February 27, 2012, Lamar Media accepted tenders for approximately $99,248 previously tendered and not accepted for payment and an additional $220 tendered following the early settlement date. Lamar Media made aggregate cash payments (including early tender consideration and accrued but unpaid interest) in connection with the tender offer of approximately $613,887.

On July 30, 2012, Lamar Media provided notice of its intent to redeem in full all $122,760 of its 6 5/8% Senior Subordinated notes due 2015 at a redemption price equal to 101.104% of the principal amount outstanding, plus accrued and unpaid interest to, but not including, the redemption date of August 29, 2012. The Company used cash on hand and borrowings under its senior credit facility to fund the redemption. Following the redemption, Lamar Media had approximately $137,217 in aggregate principal amount of its 6 5/8% Senior Subordinated Notes due 2015 – Series B and 6 5/8% Senior Subordinated Notes due 2015 – Series C outstanding.

For the nine months ended September 30, 2012, the Company recognized a loss of $31,956 in connection with the repurchase of a portion of its 6 5/8% Notes.

9 3/4% Senior Notes

On March 27, 2009, Lamar Media issued $350,000 in aggregate principal amount ($314,927 gross proceeds) of 9 3/4% Senior Notes due 2014. The institutional private placement resulted in net proceeds to Lamar Media of approximately $307,489. The senior notes mature on April 1, 2014 and have interest at a rate of 9 3/4% per annum, which is payable semi-annually on April 1 and October 1 of each year, beginning October 1, 2009. Interest will be computed on the basis of a 360-day year comprised of twelve 30-day months. The terms of the senior notes will, among other things, limit Lamar Media’s and its restricted subsidiaries’ ability to (i) incur additional debt and issue preferred stock; (ii) make certain distributions, investments and other restricted payments; (iii) create certain liens; (iv) enter into transactions with affiliates; (v) have the restricted subsidiaries make payments to Lamar Media; (vi) merge, consolidate or sell substantially all of Lamar Media’s or the restricted subsidiaries’ assets; and (vii) sell assets. These covenants are subject to a number of exceptions and qualifications.

At any time prior to April 1, 2014, Lamar Media may redeem some or all of the senior notes at a price equal to 100% of the principal amount plus a make-whole premium. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s senior notes at a price equal to 101% of the principal amount of the senior notes, plus accrued and unpaid interest (including additional interest, if any), up to but not including the repurchase date.

7 7/8% Senior Subordinated Notes

On April 22, 2010, Lamar Media issued $400,000 in aggregate principal amount of 7 7/8% Senior Subordinated Notes due 2018 (the “7 7/8% Notes”). The institutional private placement resulted in net proceeds to Lamar Media of approximately $392,000.

Lamar Media may redeem up to 35% of the aggregate principal amount of the 7 7/8% Notes, at any time and from time to time, at a price equal to 107.875% of the aggregate principal amount so redeemed, plus accrued and unpaid interest thereon (including additional interest, if any), with the net cash proceeds of certain public equity offerings completed before April 15, 2013, provided that following the redemption at least 65% of the 7 7/8% Notes that were originally issued remain outstanding. At any time prior to April 15, 2014, Lamar Media may redeem some or all of the 7 7/8% Notes at a price equal to 100% of the principal amount plus a make-whole premium. On or after April 15, 2014, Lamar Media may redeem the 7 7/8% Notes, in whole or part, in cash at redemption prices specified in the 7 7/8% Notes.

5 7/8% Senior Subordinated Notes

On February 9, 2012, Lamar Media completed an institutional private placement of $500,000 aggregate principal amount of 5 7/8% Senior Subordinated Notes, due 2022 (the “5 7/8% Notes”). The institutional private placement resulted in net proceeds to Lamar Media of approximately $489,000.

Lamar Media may redeem up to 35% of the aggregate principal amount of the 5 7/8% Notes, at any time and from time to time, at a price equal to 105.875% of the aggregate principal amount so redeemed, plus accrued and unpaid interest thereon, with the net cash proceeds of certain public equity offerings completed before February 1, 2015, provided that following the redemption, at least 65% of the 5 7/8% Notes that were originally issued remain outstanding. At any time prior to February 1, 2017, Lamar Media may redeem some or all of the 5 7/8% Notes at a price equal to 100% of the aggregate principal amount plus a make-whole premium. On or after February 1, 2017, Lamar Media may redeem the 5 7/8% Notes, in whole or in part, in cash at redemption prices specified in the 5 7/8% Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 5 7/8% Notes at a price equal to 101% of the principal amount of the 5 7/8% Notes, plus accrued and unpaid interest, up to but not including the repurchase date.

The Company used the proceeds of this offering, after payment and fees, to repurchase its tendered and accepted 6 5/8% Notes.

2010 Senior Credit Facility

On February 9, 2012, Lamar Media entered into a restatement agreement with respect to its existing senior credit facility in order to fund a new $100,000 Term loan A facility and to make certain covenant changes to the senior credit facility, which was entered into on April 28, 2010, as amended on June 11, 2010, November 18, 2010 and February 9, 2012 (the “senior credit facility”), for which JPMorgan Chase Bank, N.A. serves as administrative agent. The senior credit facility consists of a $250,000 revolving credit facility, a $270,000 term loan A-1 facility, a $30,000 term loan A-2 facility, a $100,000 term loan A-3 facility, a $575,000 term loan B facility and a $300,000 incremental facility, which may be increased by up to an additional $200,000 based upon our satisfaction of a senior debt ratio test (as described below), of less than or equal to 3.25 to 1. Lamar Media is the borrower under the senior credit facility, except with respect to the $30,000 term loan A-2 facility for which Lamar Media’s wholly owned subsidiary, Lamar Advertising of Puerto Rico, Inc. is the borrower. We may also from time to time designate additional wholly owned subsidiaries as subsidiary borrowers under the incremental loan facility that can borrow up to $110,000 of the incremental facility. Incremental loans may be in the form of additional term loan tranches or increases in the revolving credit facility. Our lenders have no obligation to make additional loans to us, or any designated subsidiary borrower, under the incremental facility, but may enter into such commitments in their sole discretion.

The remaining quarterly amortizations of the Term facilities as of September 30, 2012 is as follows:

	Term A-1	Term A-2	Term A-3	Term B
December 31, 2012	$6,750	$750	$—	$813.2
March 31, 2013 — March 31, 2014	$6,750	$750	$625	$813.2
June 30, 2014 — December 31, 2014	$13,500	$1,500	$625	$813.2
March 31, 2015	$13,500	$1,500	$1,250	$813.2
June 30, 2015 — September 30, 2015	$37,125	$4,125	$1,250	$813.2
December 31, 2015	$74,250	$8,250	$1,250	$813.2
March 31, 2016 — September 30, 2016	$—	$—	$1,250	$813.2
December 31, 2016	$—	$—	$1,250	$304,151.9
March 31, 2017— June 30, 2017	$—	$—	$21,250	$—
August 9, 2017	$—	$—	$42,500	$—

In addition to the amortizations of our Term facilities, Lamar Media may be required to make certain mandatory prepayments on loans outstanding under the senior credit facility that would be applied first to any outstanding term loans. These payments, if any, will be calculated based on a percentage of Consolidated Excess Cash Flow (as defined in the senior credit facility) at the end of each fiscal year. For fiscal years ending or after December 31, 2012, this percentage is subject to reduction to 0% if the total holdings debt ratio (as defined in the senior credit facility) is less than or equal to 5.00 to 1.00 as of the last day of such fiscal year.

As of September 30, 2012, there was $15,000 outstanding under the revolving senior facility. The revolving facility terminates April 28, 2015. Availability under the revolving facility is reduced by the amount of any letters of credit outstanding. Lamar Media had $7,701 letters of credit outstanding as of September 30, 2012 resulting in $227,299 of availability under its revolving facility. Revolving credit loans may be requested under the revolving credit facility at any time prior to maturity. The loans bear interest, at Lamar Media’s option, at the LIBOR Rate or JPMorgan Chase Prime Rate plus applicable margins, such margins being set from time to time based on Lamar Media’s ratio of debt to trailing twelve month EBITDA, as defined in the senior credit facility.

The terms of Lamar Media’s senior credit facility and the indentures relating to Lamar Media’s outstanding notes restrict, among other things, the ability of Lamar Advertising and Lamar Media to:

•	dispose of assets;

•	incur or repay debt;

•	create liens;

•	make investments; and

•	pay dividends.

Lamar Media’s ability to make distributions to Lamar Advertising is also restricted under the terms of these agreements. Under Lamar Media’s senior credit facility the Company must maintain specified financial ratios and levels including:

•	a fixed charges ratio;

•	a senior debt ratio; and

•	a total holdings debt ratio.

Lamar Advertising and Lamar Media were in compliance with all of the terms of their indentures and the applicable senior credit agreement provisions during the periods presented.

(8) Long-term Debt

Long-term debt consists of the following at December 31, 2011 and 2010:

	2011	2010
Senior Credit Agreement	$595,477	$808,875
7 7/8% Senior Subordinated Notes	400,000	400,000
6 5/8% Senior Subordinated Notes	381,290	400,000
6 5/8% Senior Subordinated Notes — Series B	191,544	206,689
6 5/8% Senior Subordinated Notes — Series C	256,040	265,672
9 3/4% Senior Notes	331,553	324,866
Other notes with various rates and terms	2,624	3,038

	2,158,528	2,409,140
Less current maturities	(17,310)	(5,694)

Long-term debt, excluding current maturities	$2,141,218	$2,403,446

Long-term debt matures as follows:

2012	$17,310
2013	$33,735
2014	$387,808
2015	$1,012,595
2016	$307,087
Later years	$399,993

The maturities schedule above reflects the amortization of discount in the amount of $32,673.

6 5/8% Senior Subordinated Notes

On August 16, 2005, Lamar Media Corp., issued $400,000 6 5/8% Senior Subordinated Notes due 2015. These notes are unsecured senior subordinated obligations and will be subordinated to all of Lamar Media’s existing and future senior debt, rank equally with all of Lamar Media’s existing and future senior subordinated debt and rank senior to all of our existing and any future subordinated debt of Lamar Media. These notes are redeemable at the company’s option anytime on or after August 15, 2010. The net proceeds from this issuance were used to reduce borrowings under Lamar Media’s bank credit facility.

On August 17, 2006, Lamar Media Corp. issued $216,000 6 5/8% Senior Subordinated Notes due 2015-Series B. These notes are unsecured senior subordinated obligations and will be subordinated to all of Lamar Media’s existing and future senior debt, rank equally with all of Lamar Media’s existing and future senior subordinated debt and rank senior to all of our existing and any future subordinated debt of Lamar Media. These notes are redeemable at the company’s option anytime on or after August 15, 2010. The net proceeds from this issuance were used to reduce borrowings under Lamar Media’s bank credit facility and repurchase the Company’s Class A common stock pursuant to its repurchase plan.

On October 11, 2007, Lamar Media Corp. issued $275,000 aggregate principal amount of 6 5/8% Senior Subordinated Notes due 2015—Series C. These notes are unsecured senior subordinated obligations and will be subordinated to all of Lamar Media’s existing and future senior debt, rank equally with all of Lamar Media’s existing and future senior subordinated debt and rank senior to all of the existing and any future subordinated debt of Lamar Media. These notes are redeemable at the company’s option anytime on or after August 15, 2010. A portion of the net proceeds from the offering of the Notes was used to repay a portion of the amounts outstanding under Lamar Media’s revolving senior credit facility.

During September and October 2011, the Company repurchased an aggregate principal amount of $47,900 of its outstanding 6 5/8% Notes due 2015 at an average purchase price of 98.5% of the original issue amount through open market transactions. A loss of $677 was recorded as a result of the transactions at December 31, 2011.

As discussed in Note 20, subsequent to December 31, 2011, Lamar Media repurchased a portion of the 6 5/8% Notes.

9 3/4% Senior Notes

On March 27, 2009, Lamar Media completed an institutional private placement of $350,000 in aggregate principal amount ($314,927 gross proceeds) of 9 3/4% Senior Notes due 2014. The institutional private placement resulted in net proceeds to Lamar Media of approximately $307,489. The senior notes mature on April 1, 2014 and bear interest at a rate of 9 3/4% per annum, which is payable semi-annually on April 1 and October 1 of each year, beginning October 1, 2009. Interest will be computed on the basis of a 360-day year comprised of twelve 30-day months. The terms of the senior notes will, among other things, limit Lamar Media’s and its restricted subsidiaries’ ability to (i) incur additional debt and issue preferred stock; (ii) make certain distributions, investments and other restricted payments; (iii) create certain liens; (iv) enter into transactions with affiliates; (v) have the restricted subsidiaries make payments to Lamar Media; (vi) merge, consolidate or sell substantially all of Lamar Media’s or the restricted subsidiaries’ assets; and (vii) sell assets. These covenants are subject to a number of exceptions and qualifications.

Lamar Media may redeem up to 35% of the aggregate principal amount of the senior notes, at any time and from time to time, at a price equal to 109.75% of the aggregate principal amount so redeemed, plus accrued and unpaid interest thereon (including additional interest, if any), with the net cash proceeds of certain public equity offerings completed before April 1, 2012. At any time prior to April 1, 2014, Lamar Media may redeem some or all of the senior notes at a price equal to 100% of the principal amount plus a make-whole premium. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s senior notes at a price equal to 101% of the principal amount of the senior notes, plus accrued and unpaid interest (including additional interest, if any), up to but not including the repurchase date.

7 7/8% Senior Subordinated Notes

On April 22, 2010 the Company completed an institutional private placement of $400,000 aggregate principal amount of 7 7/8% Senior Subordinated Notes due 2018 the “7 7/8% Notes” of Lamar Media. The institutional private placement resulted in net proceeds to Lamar Media of approximately $392,000.

Lamar Media may redeem up to 35% of the aggregate principal amount of the Notes, at any time and from time to time, at a price equal to 107.875% of the aggregate principal amount so redeemed, plus accrued and unpaid interest thereon (including additional interest, if any), with the net cash proceeds of certain public equity offerings completed before April 15, 2013, provided that following the redemption at least 65% of the 7 7/8% Notes that were originally issued remain outstanding. At any time prior to April 15, 2014, Lamar Media may redeem some or all of the 7 7/8% Notes at a price equal to 100% of the principal amount plus a make-whole premium. On or after April 15, 2014, Lamar Media may redeem the 7 7/8% Notes, in whole or part, in cash at redemption prices specified in the Indenture.

The Company used the proceeds of this offering, after the payment of fees and expenses, to repurchase all of its outstanding 7 1/4% Senior Subordinated Notes due 2013.

2010 Senior Credit Facility

On April 28, 2010, Lamar Media refinanced its existing senior credit facility with a new senior credit facility. The Senior Credit Facility, for which JPMorgan Chase Bank, N.A. serves as administrative agent, consists of a $250,000 revolving credit facility, a $270,000 term loan A-1 facility, a $30,000 term loan A-2 facility, a $575,000 term loan B facility and a $300,000 incremental facility, which may be increased by up to an additional $200,000, based upon our satisfaction of a senior debt ratio test (as described below), of less than or equal to 3.25 to 1. Lamar Media is the borrower under the Senior Credit Facility, except with respect to the $30,000 term loan A-2 facility for which Lamar Media’s wholly owned subsidiary, Lamar Advertising of Puerto Rico, Inc. is the borrower. We may also from time to time designate additional wholly owned subsidiaries as subsidiary borrowers under the incremental loan facility that can borrow up to $110,000 of the incremental facility. Incremental loans may be in the form of additional term loan tranches or increases in the revolving credit facility. Our lenders have no obligation to make additional loans to us, or any designated subsidiary borrower, under the incremental facility, but may enter into such commitments in their sole discretion.

The remaining quarterly amortizations of the Term facilities as of December 31, 2011 is as follows:

	Term A-1	Term A-2	Term B
September 30, 2012 — March 31, 2014	$6,750	$750	$813.2
June 30, 2014 — March 30, 2015	$13,500	$1,500	$813.2
June 30, 2015 — September 30, 2015	$37,125	$4,125	$813.2
December 31, 2015	$74,250	$8,250	$813.2
March 31, 2016 — September 30, 2016	$—	$—	$813.2
December 31, 2016	$—	$—	$304,151.9

In addition to the amortizations of our Term facilities, Lamar Media may be required to make certain mandatory prepayments on loans outstanding under the Senior Credit Facility that would be applied first to any outstanding term loans, commencing with the year ended December 31, 2010. These payments, if any, are determined annually and are calculated based on a percentage of Consolidated Excess Cash Flow (as defined in the Senior Credit Facility) at the end of each fiscal year. The percentage of Consolidated Excess Cash Flow that must be applied to repay outstanding loans (the “Excess Cash Flow Percentage”) was set at 50% for the fiscal year ended December 31, 2010. For fiscal years ending on or after December 31, 2011, this percentage is subject to a reduction to 0% if the total holdings debt ratio, as described above, is less than or equal to 5.00 to 1.00 as of the last day of such fiscal year. The Company will not be required to make a mandatory prepayment in respect of Consolidated Excess Cash Flow for the fiscal year ended December 31, 2011 since there was a consolidated cash flow deficit, in accordance with the calculation as defined in the Senior Credit Facility and the total holdings debt ratio was less than 5.0 to 1.0.

As of December 31, 2011, there was $0 revolving credit loans outstanding under the revolving facility. The revolving facility terminates April 28, 2015. Availability of the revolving facility is reduced by the amount of letters of credit outstanding. The company had $9,364 letters of credit outstanding as of December 31, 2011 and $240,636 availability under its revolving facility. Revolving credit loans may be requested under the revolving credit facility at any time prior to maturity. The loans bear interest, at the Company’s option, at the LIBOR Rate or JPMorgan Chase Prime Rate plus applicable margins, such margins being set from time to time based on the Company’s ratio of debt to trailing twelve month EBITDA, as defined in the agreement.

The terms of the indenture relating to Lamar Advertising’s outstanding notes, Lamar Media’s Senior Credit Facility and the indenture relating to Lamar Media’s outstanding notes restrict, among other things, the ability of Lamar Advertising and Lamar Media to:

•	dispose of assets;

•	incur or repay debt;

•	create liens;

•	make investments; and

•	pay dividends.

Lamar Media’s ability to make distributions to Lamar Advertising is also restricted under the terms of these agreements. Under Lamar Media’s Senior Credit Facility the Company must maintain specified financial ratios and levels including:

•	fixed charges ratios;

•	senior debt ratios; and

•	total debt ratios.

Lamar Advertising and Lamar Media were in compliance with all of the terms of all of the indentures and the applicable Senior credit agreement during the periods presented.

LAMAR MEDIA CORP
Long-term Debt

(5) Long-term Debt

Long-term debt consists of the following at December 31, 2011 and 2010:

	2011	2010
Senior Credit Agreement	$595,477	$808,875
7 7/8% Senior Subordinated Notes	400,000	400,000
6 5/8% Senior Subordinated Notes	381,290	400,000
6 5/8% Senior Subordinated Notes — Series B	191,544	206,689
6 5/8% Senior Subordinated Notes — Series C	256,040	265,672
9 3/4% Senior Notes	331,553	324,866
Other notes with various rates and terms	2,624	3,038

	2,158,528	2,409,140
Less current maturities	(17,310)	(5,694)

Long-term debt excluding current maturities	$2,141,218	$2,403,446

Long-term debt matures as follows:

2012	$17,310
2013	$33,735
2014	$387,808
2015	$1,012,595
2016	$307,087
Later years	$399,993

The maturities schedule above reflects the amortization of discount in the amount of $32,673.

Asset Retirement Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Asset Retirement Obligations

6. Asset Retirement Obligations

The Company’s asset retirement obligations include the costs associated with the removal of its structures, resurfacing of the land and retirement cost, if applicable, related to the Company’s outdoor advertising portfolio. The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2011	$180,662
Additions to asset retirement obligations	649
Accretion expense	8,061
Liabilities settled	(3,531)

Balance at September 30, 2012	$185,841

(9) Asset Retirement Obligation

The Company’s asset retirement obligation includes the costs associated with the removal of its structures, resurfacing of the land and retirement cost, if applicable, related to the Company’s outdoor advertising portfolio. The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2009	$160,260
Revisions in cash flow estimates	7,809
Additions to asset retirement obligations	261
Accretion expense	10,751
Liabilities settled	(5,408)

Balance at December 31, 2010	173,673
Additions to asset retirement obligations	708
Accretion expense	10,573
Liabilities settled	(4,292)

Balance at December 31, 2011	$180,662

Depreciation and Amortization	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Depreciation and Amortization

4. Depreciation and Amortization

The Company includes all categories of depreciation and amortization on a separate line in its Statement of Operations. The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statement of Operations are:

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Direct advertising expenses	$68,507	$71,384	$205,450	$209,630
General and administrative expenses	985	1,009	3,007	3,079
Corporate expenses	4,423	2,778	10,826	8,745

	$73,915	$75,171	$219,283	$221,454

(10) Depreciation and Amortization

The Company includes all categories of depreciation and amortization on a separate line in its Statement of Operations. The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statement of Operations are:

	Year Ended December 31,
	2011	2010	2009
Direct expenses	$283,720	$297,517	$318,561
General and administrative expenses	4,224	5,033	6,528
Corporate expenses	11,695	10,153	11,636

	$299,639	$312,703	$336,725

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

(11) Income Taxes

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2011:
U.S. federal	$—	$2,963	$2,963
State and local	1,075	1,125	2,200
Foreign	1,847	(387)	1,460

	$2,922	$3,701	$6,623

Year ended December 31, 2010:
U.S. federal	$(1,290)	$(14,174)	$(15,464)
State and local	477	(3,767)	(3,290)
Foreign	1,932	(6,647)	(4,715)

	$1,119	$(24,588)	$(23,469)

Year ended December 31, 2009:
U.S. federal	$(20,062)	$(14,862)	$(34,924)
State and local	1,960	(2,939)	(979)
Foreign	2,121	(2,319)	(198)

	$(15,981)	$(20,120)	$(36,101)

As of December 31, 2011 and December 31, 2010, the company had income taxes receivable of $381 and $1,789, respectively, included in other current assets.

The U.S. and foreign components of earnings (loss) before income taxes are as follows:

	2011	2010	2009
U.S.	$16,641	$(59,353)	$(94,371)
Foreign	(1,468)	(4,218)	232

Total	$15,173	$(63,571)	$(94,139)

A reconciliation of significant differences between the reported amount of income tax expense (benefit) and the expected amount of income tax expense (benefit) that would result from applying the U.S. federal statutory income tax rate of 35 percent to income before taxes is as follows:

	2011	2010	2009
Income tax expense (benefit) at U.S. federal statutory rate	$5,310	$(22,250)	$(32,948)
State and local income taxes, net of federal income tax benefit	958	(4,945)	(636)
Book expenses not deductible for tax purposes	746	662	816
Stock-based compensation	464	518	(3,534)
Amortization of non-deductible goodwill	1	3	6
Undistributed earnings of Canadian subsidiaries (a)	(4,023)	1,083	828
Valuation allowance	382	1,487	(9)
Rate Change (b)	1,743	—	—
Other differences, net	1,042	(27)	(624)

Income tax expense (benefit)	$6,623	$(23,469)	$(36,101)

(a)	In prior periods, the undistributed earnings of our Canadian subsidiaries were not designated as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. During the current year, we recognized a deferred tax benefit of $4,023, resulting from the release of the December 31, 2010 deferred tax liability.
(b)	In 2011, the “Internal Revenue Code for a New Puerto Rico” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, a non-cash charge of $1,743 to income tax expense was recorded for the reduction of the Puerto Rico net deferred tax asset.

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2011	2010
Deferred tax assets:
Allowance for doubtful accounts	$2,954	$5,445
Accrued liabilities not deducted for tax purposes	33,583	33,873
Asset retirement obligation	61,565	57,060
Net operating loss carry forwards	148,913	127,866
Tax credit carry forwards	3,724	3,829
Charitable contributions carry forward	469	409
Other	—	516

Gross deferred tax assets	251,208	228,998
Less: valuation allowance	(3,755)	(3,332)

Net deferred tax assets	247,453	225,666

Deferred tax liabilities:
Property, plant and equipment	(36,967)	(16,517)
Intangibles	(291,926)	(281,884)
Undistributed earnings of foreign subsidiaries	—	(4,023)
Investment in partnerships	(1,065)	(1,235)

Gross deferred tax liabilities	(329,958)	(303,659)

Net deferred tax liabilities	$(82,505)	$(77,993)

Classification in the consolidated balance sheets:
Current deferred tax assets	$9,812	$9,241
Current deferred tax liabilities	—	—
Noncurrent deferred tax assets	—	—
Noncurrent deferred tax liabilities	(92,317)	(87,234)

Net deferred tax liabilities	$(82,505)	$(77,993)

During 2011, we generated $58,412 of U.S. net operating losses, primarily attributable to the accelerated tax depreciation provisions available under the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 that was signed into law by the President on December 17, 2010. As of December 31, 2011, we had approximately $342,534 of U.S. net operating loss carry forwards remaining to offset future taxable income. Of this amount, $43,201 is subject to an IRC §382 limitation of $25,337 per year. These carry forwards expire between 2022 through 2031. In addition, we have $3,476 of various credits available to offset future U.S. federal income tax.

As of December 31, 2011, we have approximately $457,965 state net operating loss carry forwards before valuation allowances. These state net operating losses are available to reduce future taxable income and expire at various times and amounts. Management has determined that a valuation allowance related to state net operating loss carry forwards in certain jurisdictions is necessary. The valuation allowance for these deferred tax assets as of December 31, 2011 and December 31, 2010 was $3,742 and $3,332, respectively. The net change in the total valuation allowance for each of the years ended December 31, 2011, 2010, and 2009 was an increase (decrease) of $410, $1,653, and $(13), respectively.

During 2011, we generated $4,896 of Puerto Rico net operating losses. As of December 31, 2011, we had approximately $21,778 of Puerto Rico net operating losses available to offset future taxable income. These carry forwards expire between 2016 and 2021.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in those jurisdictions during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carry back and carry forward periods), projected future taxable income, and tax-planning strategies in making this assessment. In order to fully realize the deferred tax assets, the company will need to generate future taxable income before the expiration of the carry forwards governed by the tax code.

Based on the current level of pretax earnings and projected decreases in future depreciation and amortization, the Company will generate the minimum amount of future taxable income to support the realization of the deferred tax assets. Additionally, the company has a significant amount of deferred tax liabilities that will reverse during the same period and jurisdiction and are of the same character as the temporary differences giving rise to the deferred tax assets. As a result, management believes that it is more likely than not that we will realize the benefits of these deferred tax assets, net of the existing valuation allowances at December 31, 2011. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry forward period are reduced.

In prior periods, we have not designated the undistributed earnings of our Canadian subsidiaries as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. We have not recognized a deferred tax liability of approximately $5,459 for the undistributed earnings of our Canadian operations that arose in 2011 and prior years as management intends to reinvest the earnings outside the U.S. indefinitely. During the current period, we recognized a deferred tax benefit of $4,023, resulting from the release of the December 31, 2010 deferred tax liability. As of December 31, 2011, the undistributed earnings of these subsidiaries were approximately $15,596.

Under ASC 740, we provide for uncertain tax positions, and the related interest, and adjust recognized tax benefits and accrued interest accordingly. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance as of December 31, 2009	$919
Additions for tax positions related to current year	35
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(632)
Settlements	—

Balance as of December 31, 2010	$322
Additions for tax positions related to current year	7
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(194)
Settlements	—

Balance as of December 31, 2011	$135

Included in the balance of unrecognized benefits at December 31, 2011 is $135 of tax benefits that, if recognized in future periods, would impact our effective tax rate.

During the years ended December 31, 2011 and December 31, 2010, we recognized interest and penalties of $7 and $35, respectively, as components of income tax expense (benefit) in connection with our liabilities related to uncertain tax positions. Interest and penalties included in the balance at December 31, 2011 and December 31, 2010, was $27 and $67, respectively.

We are subject to income taxes in the U.S. and nearly all states. In addition, the Company is subject to income taxes in Canada and the Commonwealth of Puerto Rico. We are no longer subject to U.S federal income tax examinations by tax authorities for years before 2009 since the IRS has completed review of our income tax returns through 2008, or for any U.S. state income tax audit prior to 2002. With respect to Canada and Puerto Rico, we are no longer subject to income tax audits for years before 2007 and 2006, respectively.

Within the next twelve months, it is reasonably possible, that we could decrease our unrecognized tax benefits up to $62 as a result of the expiration of statute of limitations.

LAMAR MEDIA CORP
Income Taxes

(6) Income Taxes

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2011:
U.S. federal	$—	$3,088	$3,088
State and local	1,075	1,295	2,370
Foreign	1,847	(386)	1,461

	$2,922	$3,997	$6,919

Year ended December 31, 2010:
U.S. federal	$(1,290)	$(14,130)	$(15,420)
State and local	529	(3,607)	(3,078)
Foreign	1,932	(6,647)	(4,715)

	$1,171	$(24,384)	$(23,213)

Year ended December 31, 2009:
U.S. federal	$(19,691)	$(15,292)	$(34,983)
State and local	2,026	(2,991)	(965)
Foreign	2,121	(2,319)	(198)

	$(15,544)	$(20,602)	$(36,146)

As of December 31, 2011 and December 31, 2010, the company had income taxes receivable of $599 and $2,008, respectively, included in other current assets.

The U.S. and foreign components of earnings (loss) before income taxes are as follows:

	2011	2010	2009
U.S.	$16,999	$(59,193)	$(92,201)
Foreign	(1,468)	(4,218)	232

Total	$15,531	$(63,411)	$(91,969)

A reconciliation of significant differences between the reported amount of income tax expense (benefit) and the expected amount of income tax expense (benefit) that would result from applying the U.S. federal statutory income tax rate of 35 percent to income before taxes is as follows:

	2011	2010	2009
Income tax expense (benefit) at U.S. federal statutory rate	$5,436	$(22,193)	$(32,189)
State and local income taxes, net of federal income tax benefit	975	(4,205)	(628)
Book expenses not deductible for tax purposes	746	662	816
Stock-based compensation	464	518	(3,534)
Amortization of non-deductible goodwill	1	3	1
Undistributed earnings of Canadian subsidiaries (a)	(4,023)	1,083	828
Valuation allowance	382	942	(9)
Rate Change (b)	1,743	—	—
Other differences, net	1,195	(23)	(1,431)

Income tax expense (benefit)	$6,919	$(23,213)	$(36,146)

(a)	In prior periods, we have not designated the undistributed earnings of our Canadian subsidiaries as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. During the current year, we recognized a deferred tax benefit of $4,023, resulting from the release of the December 31, 2010 deferred tax liability.
(b)	During the current year, the “Internal Revenue Code for a New Puerto Rico” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, $1,743 of income tax expense was recorded for the Puerto Rico tax rate change.

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2011	2010
Deferred tax assets:
Allowance for doubtful accounts	$2,954	$5,445
Accrued liabilities not deducted for tax purposes	33,583	33,873
Asset retirement obligation	61,565	57,060
Net operating loss carry forwards	99,811	79,061
Tax credit carry forwards	18,496	18,600
Charitable contributions carry forward	469	409
Other	—	516

Gross deferred tax assets	216,878	194,964
Less: valuation allowance	(3,205)	(2,785)

Net deferred tax assets	213,673	192,179

Deferred tax liabilities:
Property, plant and equipment	(36,967)	(16,517)
Intangibles	(291,291)	(281,246)
Undistributed earnings of foreign subsidiaries	—	(4,023)
Investment in partnerships	(1,065)	(1,235)

Gross deferred tax liabilities	(329,323)	(303,021)

Net deferred tax liabilities	$(115,650)	$(110,842)

Classification in the consolidated balance sheets:
Current deferred tax assets	$9,812	$9,241
Current deferred tax liabilities	—	—
Noncurrent deferred tax assets	—	—
Noncurrent deferred tax liabilities	(125,462)	(120,083)

Net deferred tax liabilities	$(115,650)	$(110,842)

During 2011, we generated $58,055 of U.S. net operating losses, primarily attributable to the accelerated tax depreciation provisions available under the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 that was signed into law by the President on December 17, 2010. As of December 31, 2011, we had approximately $207,443 of U.S. net operating loss carry forwards remaining to offset future taxable income. Of this amount, $43,201 is subject to an IRC §382 limitation of $25,337 per year. These carry forwards expire between 2022 and 2031. In addition, we have $18,248 of various credits available to offset future U.S. federal income tax.

As of December 31, 2011, we have approximately $420,914 state net operating loss carry forwards before valuation allowances. These state net operating losses are available to reduce future taxable income and expire at various times and amounts. Management has determined that a valuation allowance related to state net operating loss carry forwards is necessary. The valuation allowance for these deferred tax assets as of December 31, 2011 and December 31, 2010 was $3,192 and $2,785, respectively. The net change in the total valuation allowance for each of the years ended December 31, 2011, 2010, and 2009 was an increase (decrease) of $407, $1,106, and $(13), respectively.

During 2011, we generated $4,896 of Puerto Rico net operating losses. As of December 31, 2011, we had approximately $21,778 of Puerto Rico net operating losses available to offset future taxable income. These carry forwards expire between 2016 and 2021.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in those jurisdictions during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carry back and carry forward periods), projected future taxable income, and tax-planning strategies in making this assessment. In order to fully realize the deferred tax assets, the company will need to generate future taxable income before the expiration of the carry forwards governed by the tax code. Based on the current level of pretax earnings for financial reporting purposes and projected decreases in future depreciation and amortization, we will generate the minimum amount of future taxable income to support the realization of the deferred tax assets. Additionally, the company has a significant amount of deferred tax liabilities that will reverse during the same period and jurisdiction and is of the same character as the temporary differences giving rise to the deferred tax assets. As a result, management believes that it is more likely than not that we will realize the benefits of these deferred tax assets, net of the existing valuation allowances at December 31, 2011. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry forward period are reduced.

In prior periods, we have not designated the undistributed earnings of our Canadian subsidiaries as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. We have not recognized a deferred tax liability of approximately $5,459 for the undistributed earnings of our Canadian operations that arose in 2011 and prior years as management intends to reinvest the earnings outside the U.S. indefinitely. During the current period, we recognized a deferred tax benefit of $4,023, resulting from the release of prior period deferred tax liability. As of December 31, 2011, the undistributed earnings of these subsidiaries were approximately $15,596.

Under ASC 740, we provide for uncertain tax positions, and the related interest, and adjust recognized tax benefits and accrued interest accordingly. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance as of December 31, 2009	$919
Additions for tax positions related to current year	35
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(632)
Settlements	—

Balance as of December 31, 2010	$322
Additions for tax positions related to current year	7
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(194)
Settlements	—

Balance as of December 31, 2011	$135

Included in the balance of unrecognized benefits at December 31, 2011 is $135 of tax benefits that, if recognized in future periods, would impact our effective tax rate.

During the years ended December 31, 2011 and December 31, 2010, we recognized interest and penalties of $7 and $35, respectively, as components of income tax expense (benefit) in connection with our liabilities related to uncertain tax positions. Interest and penalties included in the balance at December 31, 2011 and December 31, 2010, was $27 and $67, respectively.

We are subject to income taxes in the U.S. and nearly all states. In addition, the Company is subject to income taxes in Canada and the Commonwealth of Puerto Rico. We are no longer subject to U.S federal income tax examinations by tax authorities for years before 2009 since the IRS has completed review of our income tax returns through 2008, or for any U.S. state income tax audit prior to 2002. With respect to Canada and Puerto Rico, we are no longer subject to income tax audits for years before 2007 and 2006, respectively.

Within the next twelve months, it is reasonably possible, that we could decrease our unrecognized tax benefits up to $62 as a result of the expiration of statute of limitations.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions

(12) Related Party Transactions

Affiliates, as used within these statements, are persons or entities that are affiliated with Lamar Advertising Company or its subsidiaries through common ownership and directorate control.

Prior to 1996, the Company entered into various related party transactions for the purchase and sale of advertising structures whereby any resulting gains were deferred at that date. As of December 31, 2011 and 2010, the deferred gains related to these transactions were $941 and $942, respectively, and are included in deferred income on the balance sheets. No gains related to these transactions have been realized in the Statement of Operations for the years ended December 31, 2011, 2010 and 2009.

In addition, the Company had receivables from employees of $230 and $155 at December 31, 2011 and 2010, respectively. These receivables are primarily relocation loans for employees. The Company does not have any receivables from its current executive officers.

Effective July 1, 1996, the Lamar Texas Limited Partnership, one of the Company’s subsidiaries, and Reilly Consulting Company, L.L.C., which Kevin P. Reilly, Sr. controls, entered into a consulting agreement, which was amended January 1, 2004. This consulting agreement as amended has a term through December 31, 2008 with automatic renewals for successive one year periods after that date unless either party provides written termination to the other. The amended agreement provides for an annual consulting fee of $190 for the five year period commencing on January 1, 2004 and an annual consulting fee of $150 for any subsequent one year renewal term. As of December 31, 2011, this consulting agreement was renewed for one additional year at the previously agreed fee of $150 per year. The agreement also contains a non-disclosure provision and a non-competition restriction which extends for two years beyond the termination agreement.

In June 2011, the Company entered into a service contract with Joule Energy LA, LLC (“Joule”), of which Ross L. Reilly is a member and owns 26.66% interest. Joule provides services related to the Company’s installation of solar arrays in the State of Louisiana, which services are expected to be completed in 2012. The aggregate amount payable to Joule under the service contract is approximately $1,000 of which approximately $625 has been incurred as of December 31, 2011. Ross L. Reilly is the son of Kevin P. Reilly, Jr., our Chairman of the Board of Directors and President.

LAMAR MEDIA CORP
Related Party Transactions

(7) Related Party Transactions

Affiliates, as used within these statements, are persons or entities that are affiliated with Lamar Media Corp. or its subsidiaries through common ownership and directorate control.

As of December 31, 2011 and December 31, 2010, there was a payable to Lamar Advertising Company, its parent, in the amount of $9,400 and $7,105, respectively.

Effective December 31, 2011 and December 31, 2010, Lamar Advertising Company contributed $16,553 and $27,982 respectively, to Lamar Media which resulted in an increase in Lamar Media’s additional paid-in capital.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity

(13) Stockholders’ Equity

On July 16, 1999, the Board of Directors designated 5,720 shares of the 1,000,000 shares of previously undesignated preferred stock, par value $.001, as Series AA preferred stock. The Class A preferred stock, par value $638, was exchanged for the new Series AA preferred stock and no shares of Class A preferred stock are currently outstanding. The new Series AA preferred stock and the class A preferred stock rank senior to the Class A common stock and Class B common stock with respect to dividends and upon liquidation. Holders of Series AA preferred stock and Class A preferred stock are entitled to receive, on a pari passu basis, dividends at the rate of $15.95 per share per quarter when, as and if declared by the Board of Directors. The Series AA preferred stock and the Class A preferred stock are also entitled to receive, on a pari passu basis, $638 plus a further amount equal to any dividend accrued and unpaid to the date of distribution before any payments are made or assets distributed to the Class A common stock or Class B stock upon voluntary or involuntary liquidation, dissolution or winding up of the Company. The liquidation value of the outstanding Series AA preferred stock at December 31, 2011 was $3,649. The Series AA preferred stock and the Class A preferred stock are identical, except that the Series AA preferred stock is entitled to one vote per share and the Class A preferred stock is not entitled to vote.

All of the outstanding shares of common stock are fully paid and nonassessable. In the event of the liquidation or dissolution of the Company, following any required distribution to the holders of outstanding shares of preferred stock, the holders of common stock are entitled to share pro rata in any balance of the corporate assets available for distribution to them. The Company may pay dividends if, when and as declared by the Board of Directors from funds legally available therefore, subject to the restrictions set forth in the Company’s existing indentures and the Senior Credit Facility. Subject to the preferential rights of the holders of any class of preferred stock, holders of shares of common stock are entitled to receive such dividends as may be declared by the Company’s Board of directors out of funds legally available for such purpose. No dividend may be declared or paid in cash or property on any share of either class of common stock unless simultaneously the same dividend is declared or paid on each share of the other class of common stock, provided that, in the event of stock dividends, holders of a specific class of common stock shall be entitled to receive only additional shares of such class.

The rights of the Class A and Class B common stock are equal in all respects, except holders of Class B common stock have ten votes per share on all matters in which the holders of common stock are entitled to vote and holders of Class A common stock have one vote per share on such matters. The Class B common stock will convert automatically into Class A common stock upon the sale or transfer to persons other than permitted transferees (as defined in the Company’s certificate of incorporation, as amended).

In February 2007, the Company’s board of directors approved a repurchase program of up to $500,000 of the Company’s Class A common stock, which expired on February 22, 2009. Shares repurchased during the program were made on the open market or in privately negotiated transactions. The timing and amount of the shares repurchased were determined by Lamar’s management based on its evaluation of market conditions and other factors. All repurchased shares are available for future use for general corporate and other purposes. During the twelve months ended December 31, 2009, the Company did not purchase any shares of its Class A common stock under the repurchase program.

Stock Compensation Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock Compensation Plans

2. Stock-Based Compensation

Equity Incentive Plan. Lamar Advertising’s 1996 Equity Incentive Plan has reserved 13 million shares of Class A common stock for issuance to directors and employees, including shares underlying granted options and common stock reserved for issuance under its performance-based incentive program. Options granted under the plan expire ten years from the grant date with vesting terms ranging from three to five years and include 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date. All grants are made at fair market value based on the closing price of our Class A common stock as reported on the NASDAQ Global Select Market on the date of grant.

We use a Black-Scholes-Merton option pricing model to estimate the fair value of share-based awards. The Black-Scholes-Merton option pricing model incorporates various and highly subjective assumptions, including expected term and expected volatility. The Company granted options for an aggregate of 44,600 shares of its Class A common stock during the nine months ended September 30, 2012.

Stock Purchase Plan. In 2009 our board of directors adopted a new employee stock purchase plan, the 2009 Employee Stock Purchase Plan or 2009 ESPP, which was approved by our shareholders on May 28, 2009. The 2009 ESPP reserved 588,154 shares of Class A common stock for issuance to our employees, which included 88,154 shares of Class A common stock that had been available for issuance under our 2000 Employee Stock Purchase Plan or 2000 ESPP. The 2000 ESPP was terminated following the issuance of all shares that were subject to the offer that commenced under the 2000 ESPP on January 1, 2009 and ended June 30, 2009. The terms of the 2009 ESPP are substantially the same as the 2000 ESPP.

The number of shares of Class A common stock available under the 2009 ESPP was automatically increased by 77,928 shares on January 1, 2012 pursuant to the automatic increase provisions of the 2009 ESPP and further increased by 250,000 shares of Class A common stock pursuant to an amendment to the 2009 Plan adopted by our board of directors on February 22, 2012 and approved by our stockholders at the Company’s 2012 Annual Meeting of Stockholders on May 24, 2012.

The following is a summary of the 2009 ESPP share activity for the nine months ended September 30, 2012:

Shares
Available for future purchases, January 1, 2012	253,294
Additional shares reserved under 2009 ESPP	250,000
Purchases	(110,014)

Available for future purchases, September 30, 2012	393,280

Performance-based compensation. Unrestricted shares of our Class A common stock may be awarded to key officers, employees and directors under our 1996 Equity Incentive Plan. The number of shares to be issued, if any, will be dependent on the level of achievement of performance measures for key officers and employees, as determined by the Company’s Compensation Committee based on our 2012 results. Any shares issued based on the achievement of performance goals will be issued in the first quarter of 2013. The shares subject to these awards can range from a minimum of 0% to a maximum of 100% of the target number of shares depending on the level at which the goals are attained. For the nine months ended September 30, 2012, the Company has recorded $5,783 as non-cash compensation expense related to performance-based awards. In addition, each of our non-employee directors automatically receive upon election or re-election a restricted stock award of our Class A common stock. These awards vest 50% on grant date and 50% on the last day of each director’s one year term. The Company recorded $216 non-cash compensation expense related to these awards for the nine months ended September 30, 2012.

(14) Stock Compensation Plans

Equity Incentive Plan. Lamar’s 1996 Equity Incentive Plan has reserved 13 million shares of common stock for issuance to directors and employees, including options granted and common stock reserved for issuance under its performance-based incentive program. Options granted under the plan expire ten years from the grant date with vesting terms ranging from three to five years which primarily includes 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date. All grants are made at fair market value based on the closing price of our Class A common stock as reported on the NASDAQ Global Select Market.

We use a Black-Scholes-Merton option pricing model to estimate the fair value of share-based awards. The Black-Scholes-Merton option pricing model incorporates various highly subjective assumptions, including expected term and expected volatility. We have reviewed our historical pattern of option exercises and have determined that meaningful differences in option exercise activity existed among vesting schedules. Therefore, for all stock options granted after January 1, 2006, we have categorized these awards into two groups of vesting 1) 5-year cliff vest and 2) 4-year graded vest, for valuation purposes. We have determined there were no meaningful differences in employee activity under our ESPP due to the nature of the plan.

We estimate the expected term of options granted using an implied life derived from the results of a hypothetical mid-point settlement scenario, which incorporates our historical exercise, expiration and post-vesting employment termination patterns, while accommodating for partial life cycle effects. We believe these estimates will approximate future behavior.

We estimate the expected volatility of our Class A common stock at the grant date using a blend of 75% historical volatility of our Class A common stock and 25% implied volatility of publicly traded options with maturities greater than six months on our Class A common stock as of the option grant date. Our decision to use a blend of historical and implied volatility was based upon the volume of actively traded options on our common stock and our belief that historical volatility alone may not be completely representative of future stock price trends.

Our risk-free interest rate assumption is determined using the Federal Reserve nominal rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued. We assumed an expected dividend yield of zero since the Company has historically not paid dividends on Class A common stock, except for special dividends in 2007.

We estimate option forfeitures at the time of grant and periodically revise those estimates in subsequent periods if actual forfeitures differ from those estimates. We record stock-based compensation expense only for those awards expected to vest using an estimated forfeiture rate based on our historical forfeiture data.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used:

Grant Year	Dividend Yield	Expected Volatility	Risk Free Interest Rate	Expected Lives
2011	0%	52%	2%	5
2010	0%	54%	2%	5
2009	0%	55%	2%	5

Information regarding the 1996 Plan for the year ended December 31, 2011 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding, beginning of year	2,828,770	$20.85
Granted	68,000	33.28
Exercised	(113,359)	17.62
Canceled	(80,782)	21.62

Outstanding, end of year	2,702,629	$21.27	7.07

Exercisable at end of year	1,500,656	$22.86	6.78

At December 31, 2011 there was $7,372 of unrecognized compensation cost related to stock options granted which is expected to be recognized over a weighted-average period of 1.14 years.

On July 2, 2009, we completed a tender offer for 250 eligible participants to exchange some or all of certain outstanding options (the “Eligible Options”) for new options to be issued under the Company’s 1996 Equity Incentive Plan, as amended. We have accepted for cancellation Eligible Options to purchase an aggregate of 2,630,474 shares of the Company’s Class A common stock, representing 86.2% of the total number of shares of Class A common stock underlying all Eligible Options. In exchange for the Eligible Options surrendered in the Offer, we issued new options to purchase up to an aggregate of 1,030,819 shares of the Company’s Class A common stock under the 1996 Plan. Each new option has an exercise price per share of $15.67, the closing price of the Company’s Class A common stock on the NASDAQ Global Select Market on July 2, 2009. Eligible Options not tendered for exchange remain outstanding according to their original terms and are subject to the 1996 Plan. An incremental cost of $1,923 will be recognized over the 5 year vesting term of the new options using the bifurcation method.

The exchange of Eligible Options has been accounted for as a modification. In calculating the incremental compensation cost of a modification, the fair value of the modified award was compared to the fair value of the original award measured immediately before its terms and conditions were modified. The Company elected to use a binomial lattice model solely to determine the incremental compensation cost associated with the underwater options because it more appropriately captures exercise and cancellation patterns needed in the valuation. There were no significant changes in assumptions utilized in the determination of the incremental compensation cost of the modification.

Shares available for future stock option and restricted share grants to employees and directors under existing plans were 2,341,158 at December 31, 2011. The aggregate intrinsic value of options outstanding as of December 31, 2011 was $22,379, and the aggregate intrinsic value of options exercisable was $11,453. Total intrinsic value of options exercised was $1,206 for the year ended December 31, 2011.

The following table summarizes our non-vested stock option activity for year ended December 31, 2011:

	Shares	Weighted Average Grant Date Fair Value
Non-vested stock options at the beginning of the period	1,832,153	$9.20
Granted	54,400	9.33
Vested	(623,362)	9.49
Canceled	(61,218)	9.14

Non-vested stock options at the end of the period	1,201,973	$9.06

Stock Purchase Plan. On May 25, 2000, the stockholders approved the 2000 Employee Stock Purchase Plan (the “2000 ESPP”) whereby 500,000 shares of the Company’s Class A common stock were reserved for issuance under the Plan. Under this plan, eligible employees could purchase stock at 85% of the fair market value of a share on the offering commencement date or the respective purchase date whichever was lower. Purchases were limited to ten percent of an employee’s total compensation. The initial offering under the Plan commenced on April 1, 2000 with a single purchase date on June 30, 2000. Subsequent offerings commenced each year on July 1 with a termination date of December 31 and purchase dates on September 30 and December 31; and on January 1 with a termination date on June 30 and purchase dates on March 31 and June 30. In accordance with the Plan, the number of shares available for issuance under the plan was increased at the beginning of each fiscal year by the lesser of 500,000 shares or one tenth of 1% of the total of shares outstanding or a lessor amount determined by the board of directors.

The 2000 ESPP was terminated following the issuance of all shares that were subject to the offer that commenced under the 2000 ESPP on January 1, 2009 and ended June 30, 2009. In 2009, we adopted a new employee stock purchase plan. Our 2009 Employee Stock Purchase Plan was adopted by our Board of Directors in February 2009 and approved by our shareholders on May 28, 2009. The terms of the 2009 ESPP are substantially the same as the 2000 ESPP. The following is a summary of ESPP share activity for the year ended December 31, 2011:

Shares
2009 ESPP Plan Shares available for future purchases, January 1, 2011	331,795
Additional Shares reserved under 2009 ESPP	77,928
Purchases	(156,429)

Shares available for future purchases, December 31, 2011	253,294

Performance-based compensation. Unrestricted shares of our Class A common stock may be awarded to key officers and employees under our 1996 Plan based on certain Company performance measures for fiscal 2011. The number of shares to be issued; if any, will be dependent on the level of achievement of these performance measures as determined by the Company’s Compensation Committee based on our 2011 results and were issued in the first quarter of 2012. The shares subject to these awards can range from a minimum of 0% to a maximum of 100% of the target number of shares depending on the level at which the goals are attained. Based on the Company’s performance measures achieved through December 31, 2011, the Company has accrued $3,535 as compensation expense related to these agreements.

Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans

(15) Benefit Plans

The Company sponsors a partially self-insured group health insurance program. The Company is obligated to pay all claims under the program, which are in excess of premiums, up to program limits. The Company is also self-insured with respect to its income disability benefits and against casualty losses on advertising structures. Amounts for expected losses, including a provision for losses incurred but not reported, is included in accrued expenses in the accompanying consolidated financial statements. As of December 31, 2011, the Company maintained $7,950 in letters of credit with a bank to meet requirements of the Company’s worker’s compensation and general liability insurance carrier.

Savings and Profit Sharing Plan

The Company sponsors The Lamar Corporation Savings and Profit Sharing Plan covering eligible employees who have completed one year of service and are at least 21 years of age. The Company has the option to match 50% of employees’ contributions up to 5% of eligible compensation. Employees can contribute up to 100% of compensation. Full vesting on the Company’s matched contributions occurs after three years for contributions made after January 1, 2002. Annually, at the Company’s discretion, an additional profit sharing contribution may be made on behalf of each eligible employee. The Company matched contributions of $2,870, $1,263 and $0 for the years ended December 31, 2011, 2010 and 2009, respectively.

Deferred Compensation Plan

The Company sponsors a Deferred Compensation Plan for the benefit of certain of its board-elected officers who meet specific age and years of service and other criteria. Officers that have attained the age of 30 and have a minimum of 10 years of service to the Company and satisfying additional eligibility guidelines are eligible for annual contributions to the Plan generally ranging from $3 to $8, depending on the employee’s length of service. The Company’s contributions to the Plan are maintained in a rabbi trust and, accordingly, the assets and liabilities of the Plan are reflected in the balance sheet of the Company in other assets and other liabilities. Upon termination, death or disability, participating employees are eligible to receive an amount equal to the fair market value of the assets in the employee’s deferred compensation account. For the years ended December 31, 2011 and 2010, the Company contributed $1,223 and $1,164, respectively. The Company did not contribute to the plan for year ended December 31, 2009.

On December 8, 2005, the Company’s Board of Directors approved an amendment to the Lamar Deferred Compensation Plan in order to (1) to comply with the requirements of Section 409A of the Internal Revenue Code (“Section 409A”) applicable to deferred compensation and (2) to reflect changes in the administration of the Plan. The Company’s Board of Directors also approved the adoption of a grantor trust pursuant to which amounts may be set aside, but remain subject to claims of the Company’s creditors, for payments of liabilities under the new plan, including amounts contributed under the old plan. The plan was further amended in August 2007 to make certain amendments to reflect Section 409A regulations issued on April 10, 2007.

Commitment and Contingencies	12 Months Ended
Dec. 31, 2011
Commitment and Contingencies

(16) Commitment and Contingencies

The Company is involved in various other claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations, or liquidity.

Summarized Financial Information of Subsidiaries	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summarized Financial Information of Subsidiaries

7. Summarized Financial Information of Subsidiaries

Separate financial statements of each of the Company’s direct or indirect wholly owned subsidiaries that have guaranteed Lamar Media’s obligations with respect to its publicly issued notes (collectively, the “Guarantors”) are not included herein because the Company has no independent assets or operations, the guarantees are full and unconditional and joint and several, and the only subsidiaries that are not guarantors are in the aggregate minor.

Lamar Media’s ability to make distributions to Lamar Advertising is restricted under both the terms of the indentures relating to Lamar Media’s outstanding notes and by the terms of its senior credit facility. As of September 30, 2012 and December 31, 2011, Lamar Media was permitted under the terms of its outstanding senior subordinated notes to make transfers to Lamar Advertising in the form of cash dividends, loans or advances in amounts up to $1,619,927 and $1,641,856, respectively. Transfers to Lamar Advertising are subject to additional restrictions if, (i) under Lamar Media’s senior credit facility and as defined therein, (x) the total holdings debt ratio is greater than 5.75 to 1 or (y) the senior debt ratio is greater than 3.25 to 1.0, and (ii) if under the indenture for Lamar Media’s 9 3/4% senior notes and as defined therein, its senior leverage ratio is greater than or equal to 3.0 to 1. As of September 30, 2012, the total holdings debt ratio was less than 5.75 to 1 and Lamar Media’s senior debt ratio was less than 3.25 to 1 and its senior leverage ratio was less than 3.0 to 1; therefore, transfers to Lamar Advertising were not subject to any additional restrictions under the senior credit facility or pursuant to the indenture governing the 9 3/4% senior notes.

(17) Summarized Financial Information of Subsidiaries

Separate financial statements of each of the Company’s direct or indirect wholly owned subsidiaries that have guaranteed Lamar Media’s obligations with respect to its publicly issued notes (collectively, the “Guarantors”) are not included herein because the Company has no independent assets or operations, the guarantees are full and unconditional and joint and several and the only subsidiaries that are not guarantors are in the aggregate minor.

Lamar Media’s ability to make distributions to Lamar Advertising is restricted under both the terms of the indentures relating to Lamar Media’s outstanding notes and by the terms of the Senior Credit Facility. As of December 31, 2011 and December 31, 2010, Lamar Media was permitted under the terms of its outstanding senior subordinated notes to make transfers to Lamar Advertising in the form of cash dividends, loans or advances in amounts up to $1,641,856 and $1,380,705, respectively. Transfers to Lamar Advertising are subject to additional restrictions if, (i) under the Senior Credit Facility and as defined therein, (x) the total holdings debt ratio is greater than 5.75 to 1 or (y) the senior debt ratio is greater than 3.25 to 1.0, and (ii) if under the indenture for Lamar Media’s 9 3/4% senior notes and as defined therein, its senior leverage ratio is greater than or equal to 3.0 to 1. As of December 31, 2011, the total holdings debt ratio was less than 5.75 to 1 and Lamar Media’s senior debt ratio was less than 3.25 to 1 and its senior leverage ratio was less than 3.0 to 1; therefore, transfers to Lamar Advertising were not subject to any additional restrictions under the senior credit facility or pursuant to the indenture governing the 9 3/4% senior notes.

Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value of Financial Instruments

10. Fair Value of Financial Instruments

At September 30, 2012 and December 31, 2011, the Company’s financial instruments included cash and cash equivalents, marketable securities, accounts receivable, investments, accounts payable and borrowings. The fair values of cash and cash equivalents, accounts receivable, accounts payable and short-term borrowings and current portion of long-term debt approximated carrying values because of the short-term nature of these instruments. Investments are reported at fair values. Fair values for investments held at cost are not readily available, but are estimated to approximate fair value. The estimated fair value of the Company’s long term debt (including current maturities) was $2,209,366, which exceeded both the gross and carrying amounts of $2,091,780 and $2,075,608, respectively, as of September 30, 2012.

(18) Fair Value of Financial Instruments

At December 31, 2011 and 2010, the Company’s financial instruments included cash and cash equivalents, marketable securities, accounts receivable, investments, accounts payable, borrowings and derivative contracts. The fair values of cash and cash equivalents, accounts receivable, accounts payable and short-term borrowings and current portion of long-term debt approximated carrying values because of the short-term nature of these instruments. Investments and derivative contracts are reported at fair values. Fair values for investments held at cost are not readily available, but are estimated to approximate fair value. The estimated fair value of the Company’s long term debt (including current maturities) was $2,265,451, which exceeded both the gross and carrying amounts of $2,191,201 and $2,158,528, respectively, as of December 31, 2011.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited)

(19) Quarterly Financial Data (Unaudited)

	Year 2011 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$255,202	$293,345	$296,701	$288,239
Net revenues less direct advertising expenses	$155,651	$190,287	$193,501	$184,996
Net (loss) income applicable to common stock	$(13,331)	$11,335	$3,901	$6,280
Net (loss) income per common share basic	$(0.14)	$0.12	$0.04	$0.07
Net (loss) income per common share — diluted	$(0.14)	$0.12	$0.04	$0.07

	Year 2010 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$244,103	$286,366	$286,138	$275,684
Net revenues less direct advertising expenses	$145,551	$186,541	$186,543	$175,189
Net (loss) income applicable to common stock	$(24,918)	$(9,028)	$690	$(7,211)
Net (loss) income per common share basic	$(0.27)	$(0.10)	$0.01	$(0.08)
Net (loss) income per common share — diluted	$(0.27)	$(0.10)	$0.01	$(0.08)

LAMAR MEDIA CORP
Quarterly Financial Data (Unaudited)

(8) Quarterly Financial Data (Unaudited)

	Year 2011 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$255,202	$293,345	$296,701	$288,239
Net revenues less direct advertising expenses	$155,651	$190,287	$193,501	$184,996
Net (loss) income	$(13,164)	$11,436	$4,115	$6,225

	Year 2010 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$244,103	$286,366	$286,138	$275,684
Net revenues less direct advertising expenses	$145,551	$186,541	$186,543	$175,189
Net (loss) income	$(24,898)	$(8,810)	$803	$(7,293)

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events

12. Subsequent Events

On October 9, 2012, Lamar Media provided notice of its intent to redeem on November 8, 2012, an aggregate amount of approximately $66,099 of its 6 5/8% Senior Subordinated Notes due 2015 consisting of $36,099 of its 6 5/8% Senior Subordinated Notes due 2015 – Series B and $30,000 of its 6 5/8% Senior Subordinated Notes due 2015 – Series C at a redemption price equal to 101.104% of the principal amount of outstanding notes plus accrued and unpaid interest up to but not including the redemption date.

On October 30, 2012, Lamar Media provided notice of its intent to redeem in full on November 29, 2012, the remaining $71,118 in aggregate principal amount outstanding of its 6 5/8% Senior Subordinated Notes due 2018 – Series C at a redemption price equal to 101.104% of the principal amount of outstanding Notes plus accrued and unpaid interest up to but not including the redemption date.

On October 30, 2012 the Company completed a private placement of $535,000 5.0% Senior Subordinated Notes due 2023 (“the Notes”). Lamar Media intends to use the proceeds of this offering, after the payment of fees and expenses, (i) to redeem $137,217 in aggregate principal amount outstanding of Lamar Media’s 6 5/8% Senior Subordinated Notes due 2015 – Series B and Lamar Media’s 6 5/8% Senior Subordinated Notes due 2015 – Series C, (ii) to fund the acquisition of NextMedia Outdoor, Inc. (see below) and potential acquisitions that are currently being evaluated by Lamar or that it may pursue in the future or, to the extent not used to fund potential future acquisitions, to repay a portion of the indebtedness outstanding under Lamar Media’s senior credit facility and (iii) for general corporate purposes.

On October 31, 2012, the Company purchased all of the outstanding common stock of NextMedia Outdoor, Inc. for $145,000 in cash.

(20) Subsequent Events

On February 9, 2012, Lamar Media entered into a restatement agreement with respect to its existing Senior Credit Facility in order to fund a new $100,000 Term loan A-3 facility and to make certain covenant changes to the Senior Credit Facility.

On February 9, 2012, Lamar Media completed an institutional private placement of $500,000 aggregate principal amount of 5 7/8% Senior Subordinated Notes, due 2022. The institutional private placement resulted in net proceeds to Lamar Media of approximately $489,000. The Company used the proceeds of this offering, after the payment of fees and expenses together with approximately $99,000 of net proceeds from its term loan A-3 facility to repurchase $583,123 of its outstanding 6 5/8% Notes.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts

SCHEDULE 2

Lamar Advertising Company

And Subsidiaries

Valuation and Qualifying Accounts

Years Ended December 31, 2011, 2010 and 2009

(In thousands)

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period
Year ended December 31, 2011
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$8,100	7,591	8,191	$7,500
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,602,723	102,679	—	$1,705,402
Year ended December 31, 2010
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$9,550	8,736	10,186	$8,100
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,497,763	104,960	—	$1,602,723
Year ended December 31, 2009
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$10,000	12,663	13,113	$9,550
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,389,523	108,292	52	$1,497,763

LAMAR MEDIA CORP
Valuation and Qualifying Accounts

Lamar Media Corp.

and Subsidiaries

Valuation and Qualifying Accounts

Years Ended December 31, 2011, 2010 and 2009

(In thousands)

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at end of Period
Year Ended December 31, 2011
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$8,100	7,591	8,191	$7,500
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,601,843	102,649	—	$1,704,492
Year Ended December 31, 2010
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$9,550	8,736	10,186	$8,100
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,496,912	104,931	—	$1,601,843
Year Ended December 31, 2009
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$10,000	12,663	13,113	$9,550
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,388,671	108,293	52	$1,496,912

Earnings Per Share	9 Months Ended
Sep. 30, 2012
Earnings Per Share

8. Earnings Per Share

The calculation of basic earnings per share excludes any dilutive effect of stock options, while diluted earnings per share includes the dilutive effect of options. For the nine months ended September 30, 2012 and 2011 there were no dilutive shares excluded from this calculation resulting from the antidilutive effect of options.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Nature of Business

(a) Nature of Business

Lamar Advertising Company (the Company) is engaged in the outdoor advertising business, operating approximately 143,000 billboard advertising displays in 44 states, Canada and Puerto Rico. The Company’s operating strategy is to be the leading provider of outdoor advertising services in the markets it serves.

In addition, the Company operates a logo sign business in 21 states throughout the United States and the province of Ontario, Canada and a transit advertising business in 60 markets. Logo signs are erected pursuant to state-awarded service contracts on public rights-of-way near highway exits and deliver brand name information on available gas, food, lodging and camping services. Included in the Company’s logo sign business are tourism signing contracts. The Company provides transit advertising on bus shelters, benches and buses in the markets it serves.

Principles of Consolidation

(b) Principles of Consolidation

The accompanying consolidated financial statements include Lamar Advertising Company, its wholly owned subsidiary, Lamar Media Corp. (Lamar Media), and its majority-owned subsidiaries. All inter-company transactions and balances have been eliminated in consolidation.

An operating segment is a component of an enterprise:

•	that engages in business activities from which it may earn revenues and incur expenses;

•	whose operating results are regularly reviewed by the enterprise’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance; and

•	for which discrete financial information is available.

We define the term ‘chief operating decision maker’ to be our executive management group, which consist of our Chief Executive Officer, President and Chief Financial Officer. Currently, all operations are reviewed on a consolidated basis for budget and business plan performance by our executive management group. Additionally, operational performance at the end of each reporting period is viewed in the aggregate by our management group. Any decisions related to changes in invested capital, personnel, operational improvement or training, or to allocate other company resources are made based on the combined results.

We operate in a single operating and reporting segment, advertising. We sell advertising on billboards, buses, shelters and benches and logo plates.

Property, Plant and Equipment

(c) Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is calculated using accelerated and straight-line methods over the estimated useful lives of the assets.

Goodwill and Intangible Assets

(d) Goodwill and Intangible Assets

Goodwill is subject to an annual impairment test. The Company designated December 31 as the date of its annual goodwill impairment test. Impairment testing involves various estimates and assumptions, which could vary, and an analysis of relevant market data and market capitalization. If industry and economic conditions deteriorate, the Company may be required to assess goodwill impairment before the next annual test, which could result in impairment charges.

The Company is required to identify its reporting units and determine the carrying value of each reporting unit by assigning the assets and liabilities, including the existing goodwill and intangible assets, to those reporting units. The Company is required to determine the fair value of each reporting unit and compare it to the carrying amount of the reporting unit. To the extent the carrying amount of a reporting unit exceeds the fair value of the reporting unit, the Company would be required to perform the second step of the impairment test, as this is an indication that the reporting unit goodwill may be impaired. The fair value of each reporting unit exceeded its carrying amount at its annual impairment test date on December 31, 2011 and 2010, therefore, the Company was not required to recognize an impairment loss.

Intangible assets, consisting primarily of site locations, customer lists and contracts, and non-competition agreements are amortized using the straight-line method over the assets estimated useful lives, generally from 3 to 15 years.

Impairment of Long-Lived Assets

(e) Impairment of Long-Lived Assets

Long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset before interest expense. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

Deferred Income

(f) Deferred Income

Deferred income consists principally of advertising revenue invoiced in advance and gains resulting from the sale of certain assets to related parties. Deferred advertising revenue is recognized in income as services are provided over the term of the contract. Deferred gains are recognized in income in the consolidated financial statements at the time the assets are sold to an unrelated party or otherwise disposed of.

Revenue Recognition

(g) Revenue Recognition

The Company recognizes outdoor advertising revenue on an accrual basis ratably over the term of the contracts, as services are provided. Production revenue and the related expense for the advertising copy are recognized upon completion of the sale.

The Company engages in barter transactions where the Company trades advertising space for goods and services. The Company recognizes revenues and expenses from barter transactions at fair value, which is determined based on the Company’s own historical practice of receiving cash for similar advertising space from buyers unrelated to the party in the barter transaction. The amount of revenue and expense recognized for advertising barter transactions is as follows:

	2011	2010	2009
Net revenues	$7,153	$6,608	$5,642
Direct advertising expenses	$2,766	$2,768	$2,808
General and administrative expenses	$3,524	$3,242	$2,867

Income Taxes

(h) Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Earnings Per Share

(i) Earnings Per Share

The calculation of basic earnings per share excludes any dilutive effect of stock options and convertible debt, while diluted earnings per share includes the dilutive effect of stock options and convertible debt. The number of potentially dilutive shares excluded from the calculation because of their anti-dilutive effect are 0 for the year ended December 31, 2011, 465,820 for the year ended December 31, 2010 and 2,580,092 for the year ended December 31, 2009.

Stock Based Compensation

(j) Stock Based Compensation

Compensation expense for share-based awards is recognized based on the grant date fair value of those awards. Stock-based compensation expense includes an estimate for pre-vesting forfeitures and is recognized over the requisite service periods of the awards on a straight-line basis, which is generally commensurate with the vesting term. Non-cash compensation expense recognized during the years ended December 31, 2011, 2010, and 2009 were $11,650, $17,839 and $12,462. The $11,650 expensed during the year ended December 31, 2011 consists of (i) $7,875 related to stock options, (ii) $3,535 related to stock grants, made under the Company’s performance-based stock incentive program in 2011 (iii) $240 related to stock awards to directors. See Note 14 for information on the assumptions we used to calculate the fair value of stock-based compensation.

Cash and Cash Equivalents	(k) Cash and Cash Equivalents The Company considers all highly-liquid investments with original maturities of three months or less to be cash equivalents.
Foreign Currency Translation

(l) Foreign Currency Translation

Local currencies generally are considered the functional currencies outside the United States. Assets and liabilities for operations in local-currency environments are translated at year-end exchange rates. Income and expense items are translated at average rates of exchange prevailing during the year. Foreign currency translation adjustments are recorded as a component of other comprehensive income in the Consolidated Statement of Operations and Comprehensive Income (Loss) and as a component of accumulated other comprehensive income (deficit) in Consolidated Statement of Stockholders’ Equity and Comprehensive Income (Deficit).

Asset Retirement Obligations

(m) Asset Retirement Obligations

The Company is required to record the present value of obligations associated with the retirement of tangible long-lived assets in the period in which it is incurred. The liability is capitalized as part of the related long-lived asset’s carrying amount. Over time, accretion of the liability is recognized as an operating expense and the capitalized cost is depreciated over the expected useful life of the related asset. The Company’s asset retirement obligations relate primarily to the dismantlement, removal, site reclamation and similar activities of its properties.

Use of Estimates

(n) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Income

(o) Comprehensive Income

Total comprehensive income is presented in the Consolidated Statements of Operations and Comprehensive Income (Loss) and the components of accumulated other comprehensive income (deficit) are presented in the Consolidated Statement of Stockholders’ Equity and Comprehensive Income (Deficit). Comprehensive Income (Loss) is composed of foreign currency translation effects and unrealized gains and losses on cash flow hedging instruments.

Subsequent Events	(p) Subsequent Events The Company has performed an evaluation of subsequent events through the date on which the financial statements are issued.
LAMAR MEDIA CORP
Nature of Business

(a) Nature of Business

Lamar Media Corp. is a wholly owned subsidiary of Lamar Advertising Company. Lamar Media Corp. is engaged in the outdoor advertising business operating approximately 143,000 outdoor advertising displays in 44 states. Lamar Media’s operating strategy is to be the leading provider of outdoor advertising services in the markets it serves.

In addition, Lamar Media operates a logo sign business in 21 states throughout the United States as well as the province of Ontario, Canada. Logo signs are erected pursuant to state-awarded service contracts on public rights-of-way near highway exits and deliver brand name information on available gas, food, lodging and camping services. Included in the Company’s logo sign business are tourism signing contracts. The Company provides transit advertising on bus shelters, benches and buses in the markets it serves.

Certain footnotes are not provided for the accompanying financial statements as the information in notes 2, 4, 6, 9, 10, 13, 14, 15, 16, 17, 18 and 20 and portions of notes 1 and 12 to the consolidated financial statements of Lamar Advertising Company included elsewhere herein are substantially equivalent to that required for the consolidated financial statements of Lamar Media Corp. Earnings per share data is not provided for the operating results of Lamar Media Corp. as it is a wholly owned subsidiary of Lamar Advertising Company.

Principles of Consolidation

(b) Principles of Consolidation

The accompanying consolidated financial statements include Lamar Media Corp., its wholly owned subsidiaries, The Lamar Company, LLC, Lamar Central Outdoor, Inc., Lamar Oklahoma Holding Co., Inc., Lamar Advertising Southwest, Inc., Lamar DOA Tennessee Holdings, Inc., and Interstate Logos, LLC. and their majority-owned subsidiaries. All inter-company transactions and balances have been eliminated in consolidation.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Revenue and Expense Recognized for Advertising Barter Transactions

The amount of revenue and expense recognized for advertising barter transactions is as follows:

	2011	2010	2009
Net revenues	$7,153	$6,608	$5,642
Direct advertising expenses	$2,766	$2,768	$2,808
General and administrative expenses	$3,524	$3,242	$2,867

Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Preliminary Allocation of Acquisition Costs

The following is a summary of the preliminary allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$11,358
Goodwill	8,689
Site locations	30,554
Non-competition agreements	70
Customer lists and contracts	5,780
Other asset	1,913
Current liabilities	(528)

$57,836

The following is a summary of the preliminary allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$12,319
Goodwill	775
Site locations	8,147
Non-competition agreements	101
Customer lists and contracts	2,010
Other asset	356
Current liabilities	(211)

$23,497

The following is a summary of the preliminary allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$2,651
Goodwill	1,703
Site locations	2,434
Non-competition agreements	70
Customer lists and contracts	654
Other asset	8
Current liabilities	(817)

$6,703

Summary of Unaudited Pro Forma Financial Information

Summarized below are certain unaudited pro forma statements of operations data for the three and nine months ended September 30, 2012 and September 30, 2011 as if each of the above acquisitions and the acquisitions occurring in 2011, which were fully described in the 2011 Combined Form 10-K, had been consummated as of January 1, 2011. This pro forma information does not purport to represent what the Company’s results of operations actually would have been had such transactions occurred on the date specified or to project the Company’s results of operations for any future periods.

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Pro forma net revenues	$306,504	$300,509	$883,621	$856,457

Pro forma net income applicable to common stock	$11,430	$4,024	$2,903	$2,011

Pro forma net income per common share—basic	$0.12	$0.04	$0.03	$0.02

Pro forma net income per common share—diluted	$0.12	$0.04	$0.03	$0.02

These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2011	2010
Net revenues	$1,135,802	$1,099,490
Net income (loss) applicable to common stock	$7,946	$(39,830)
Net loss per common share — basic	$0.09	$(0.43)
Net loss per common share — diluted	$0.09	$(0.43)

These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2010	2009
Net revenues	$1,092,916	$1,060,158
Net loss applicable to common stock	$(40,692)	$(59,407)
Net loss per common share — basic	$(0.44)	$(0.65)
Net loss per common share — diluted	$(0.44)	$(0.65)

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Major Categories of Property, Plant and Equipment

Major categories of property, plant and equipment at December 31, 2011 and 2010 are as follows:

	Estimated Life (Years)	2011	2010
Land	—	$307,968	$298,879
Building and improvements	10 — 39	108,820	105,459
Advertising structures	5 — 15	2,309,775	2,264,953
Automotive and other equipment	3 — 7	134,029	127,644

		$2,860,592	$2,796,935

Goodwill and Other Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Intangible Assets

The following is a summary of intangible assets at September 30, 2012 and December 31, 2011.

	Estimated Life (Years)	September 30, 2012		December 31, 2011
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer lists and contracts	7 – 10	$474,225	$457,157	$468,371	$451,524
Non-competition agreements	3 – 15	63,665	62,495	63,592	61,849
Site locations	15	1,414,227	995,396	1,383,076	925,291
Other	5 –15	13,608	13,125	13,608	13,103

		$1,965,725	$1,528,173	$1,928,647	$1,451,767
Unamortizable intangible assets:
Goodwill		$1,688,746	$253,635	$1,680,483	$253,635

The following is a summary of intangible assets at December 31, 2011 and December 31, 2010:

	Estimated	2011		2010
	Life (Years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7 — 10	$468,371	$451,524	$466,412	$441,641
Non-competition agreements	3 — 15	63,592	61,849	63,493	60,955
Site locations	15	1,383,076	925,291	1,375,298	833,418
Other	5 — 15	13,608	13,103	13,608	13,074

		$1,928,647	$1,451,767	$1,918,811	$1,349,088

Unamortizable Intangible Assets: Goodwill		$1,680,483	$253,635	$1,679,770	$253,635

Changes in Gross Carrying Amount of Goodwill

The changes in the gross carrying amount of goodwill for the year ended December 31, 2011 are as follows:

Balance as of December 31, 2010	$1,679,770
Goodwill acquired during the year	775
Purchase price adjustments and other	(62)
Impairment losses	—

Balance as of December 31, 2011	$1,680,483

Amortization Expense for Future Years

Amortization expense for the year ended December 31, 2011 was $102,918. The following is a summary of the estimated amortization expense for future years:

Year ended December 31, 2012	$99,917
Year ended December 31, 2013	97,165
Year ended December 31, 2014	83,200
Year ended December 31, 2015	46,770
Year ended December 31, 2016	36,267
Thereafter	113,561

Total	$476,880

LAMAR MEDIA CORP
Summary of Intangible Assets

The following is a summary of intangible assets at December 31, 2011 and December 31, 2010:

	Estimated Life (Years)	2011		2010
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7—10	$468,371	$451,524	$466,412	$441,641
Non-competition agreement	3—15	63,592	61,849	63,493	60,955
Site locations	15	1,383,076	925,290	1,375,298	833,418
Other	5—15	13,063	13,063	13,063	13,063

		$1,928,102	$1,451,726	$1,918,266	$1,349,077
Unamortizable Intangible Assets:
Goodwill		$1,669,462	$252,766	$1,668,749	$252,766

Changes in Gross Carrying Amount of Goodwill

The changes in the gross carrying amount of goodwill for the year ended December 31, 2011 are as follows:

Balance as of December 31, 2010	$1,668,749
Goodwill acquired during the year	775
Purchase price adjustments and other	(62)
Impairment losses	—

Balance as of December 31, 2011	$1,669,462

Leases (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Minimum Annual Rental Payments

The following is a summary of minimum annual rental payments required under those operating leases that have original or remaining lease terms in excess of one year as of December 31, 2011:

2012	$145,491
2013	$125,635
2014	$111,981
2015	$92,917
2016	$79,859
Thereafter	$534,461

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Accrued Expenses

The following is a summary of accrued expenses at December 31, 2011 and 2010:

	2011	2010
Payroll	$10,519	$13,621
Interest	36,125	37,350
Insurance benefits	12,338	11,958
Accrued lease expense	26,975	26,851
Other	8,697	6,762

	$94,654	$96,542

LAMAR MEDIA CORP
Summary of Accrued Expenses	The following is a summary of accrued expenses at December 31, 2011 and 2010:

	2011	2010
Payroll	$10,519	$13,621
Interest	36,125	37,350
Other	46,671	34,832

	$93,315	$85,803

Long-term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Long-term Debt

Long-term debt consists of the following at September 30, 2012 and December 31, 2011:

	September 30, 2012	December 31, 2011
Senior Credit Facility	$702,164	$595,477
7 7/8% Senior Subordinated Notes	400,000	400,000
6 5/8% Senior Subordinated Notes	—	381,290
6 5/8% Senior Subordinated Notes — Series B	35,068	191,544
6 5/8% Senior Subordinated Notes — Series C	98,837	256,040
5 7/8% Senior Subordinated Notes	500,000	—
9 3/4% Senior Notes	337,140	331,553
Other notes with various rates and terms	2,399	2,624

	2,075,608	2,158,528
Less current maturities	(35,653)	(17,310)

Long-term debt, excluding current maturities	$2,039,955	$2,141,218

Long-term debt consists of the following at December 31, 2011 and 2010:

	2011	2010
Senior Credit Agreement	$595,477	$808,875
7 7/8% Senior Subordinated Notes	400,000	400,000
6 5/8% Senior Subordinated Notes	381,290	400,000
6 5/8% Senior Subordinated Notes — Series B	191,544	206,689
6 5/8% Senior Subordinated Notes — Series C	256,040	265,672
9 3/4% Senior Notes	331,553	324,866
Other notes with various rates and terms	2,624	3,038

	2,158,528	2,409,140
Less current maturities	(17,310)	(5,694)

Long-term debt, excluding current maturities	$2,141,218	$2,403,446

Long-term Debt Matures	Long-term debt matures as follows:

2012	$17,310
2013	$33,735
2014	$387,808
2015	$1,012,595
2016	$307,087
Later years	$399,993

Remaining Quarterly Amortization of Term Facilities

The remaining quarterly amortizations of the Term facilities as of September 30, 2012 is as follows:

	Term A-1	Term A-2	Term A-3	Term B
December 31, 2012	$6,750	$750	$—	$813.2
March 31, 2013 — March 31, 2014	$6,750	$750	$625	$813.2
June 30, 2014 — December 31, 2014	$13,500	$1,500	$625	$813.2
March 31, 2015	$13,500	$1,500	$1,250	$813.2
June 30, 2015 — September 30, 2015	$37,125	$4,125	$1,250	$813.2
December 31, 2015	$74,250	$8,250	$1,250	$813.2
March 31, 2016 — September 30, 2016	$—	$—	$1,250	$813.2
December 31, 2016	$—	$—	$1,250	$304,151.9
March 31, 2017— June 30, 2017	$—	$—	$21,250	$—
August 9, 2017	$—	$—	$42,500	$—

The remaining quarterly amortizations of the Term facilities as of December 31, 2011 is as follows:

	Term A-1	Term A-2	Term B
September 30, 2012 — March 31, 2014	$6,750	$750	$813.2
June 30, 2014 — March 30, 2015	$13,500	$1,500	$813.2
June 30, 2015 — September 30, 2015	$37,125	$4,125	$813.2
December 31, 2015	$74,250	$8,250	$813.2
March 31, 2016 — September 30, 2016	$—	$—	$813.2
December 31, 2016	$—	$—	$304,151.9

LAMAR MEDIA CORP
Schedule of Long-term Debt

Long-term debt consists of the following at December 31, 2011 and 2010:

	2011	2010
Senior Credit Agreement	$595,477	$808,875
7 7/8% Senior Subordinated Notes	400,000	400,000
6 5/8% Senior Subordinated Notes	381,290	400,000
6 5/8% Senior Subordinated Notes — Series B	191,544	206,689
6 5/8% Senior Subordinated Notes — Series C	256,040	265,672
9 3/4% Senior Notes	331,553	324,866
Other notes with various rates and terms	2,624	3,038

	2,158,528	2,409,140
Less current maturities	(17,310)	(5,694)

Long-term debt excluding current maturities	$2,141,218	$2,403,446

Long-term Debt Matures	Long-term debt matures as follows:

2012	$17,310
2013	$33,735
2014	$387,808
2015	$1,012,595
2016	$307,087
Later years	$399,993

Asset Retirement Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Information Related to Asset Retirement Obligation

The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2011	$180,662
Additions to asset retirement obligations	649
Accretion expense	8,061
Liabilities settled	(3,531)

Balance at September 30, 2012	$185,841

The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2009	$160,260
Revisions in cash flow estimates	7,809
Additions to asset retirement obligations	261
Accretion expense	10,751
Liabilities settled	(5,408)

Balance at December 31, 2010	173,673
Additions to asset retirement obligations	708
Accretion expense	10,573
Liabilities settled	(4,292)

Balance at December 31, 2011	$180,662

Depreciation and Amortization (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Depreciation and Amortization Expense Excluded from Operating Expenses

The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statement of Operations are:

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Direct advertising expenses	$68,507	$71,384	$205,450	$209,630
General and administrative expenses	985	1,009	3,007	3,079
Corporate expenses	4,423	2,778	10,826	8,745

	$73,915	$75,171	$219,283	$221,454

The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statement of Operations are:

	Year Ended December 31,
	2011	2010	2009
Direct expenses	$283,720	$297,517	$318,561
General and administrative expenses	4,224	5,033	6,528
Corporate expenses	11,695	10,153	11,636

	$299,639	$312,703	$336,725

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2011:
U.S. federal	$—	$2,963	$2,963
State and local	1,075	1,125	2,200
Foreign	1,847	(387)	1,460

	$2,922	$3,701	$6,623

Year ended December 31, 2010:
U.S. federal	$(1,290)	$(14,174)	$(15,464)
State and local	477	(3,767)	(3,290)
Foreign	1,932	(6,647)	(4,715)

	$1,119	$(24,588)	$(23,469)

Year ended December 31, 2009:
U.S. federal	$(20,062)	$(14,862)	$(34,924)
State and local	1,960	(2,939)	(979)
Foreign	2,121	(2,319)	(198)

	$(15,981)	$(20,120)	$(36,101)

U.S. and Foreign Components of Earnings (Loss) before Income Taxes

The U.S. and foreign components of earnings (loss) before income taxes are as follows:

	2011	2010	2009
U.S.	$16,641	$(59,353)	$(94,371)
Foreign	(1,468)	(4,218)	232

Total	$15,173	$(63,571)	$(94,139)

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of significant differences between the reported amount of income tax expense (benefit) and the expected amount of income tax expense (benefit) that would result from applying the U.S. federal statutory income tax rate of 35 percent to income before taxes is as follows:

	2011	2010	2009
Income tax expense (benefit) at U.S. federal statutory rate	$5,310	$(22,250)	$(32,948)
State and local income taxes, net of federal income tax benefit	958	(4,945)	(636)
Book expenses not deductible for tax purposes	746	662	816
Stock-based compensation	464	518	(3,534)
Amortization of non-deductible goodwill	1	3	6
Undistributed earnings of Canadian subsidiaries (a)	(4,023)	1,083	828
Valuation allowance	382	1,487	(9)
Rate Change (b)	1,743	—	—
Other differences, net	1,042	(27)	(624)

Income tax expense (benefit)	$6,623	$(23,469)	$(36,101)

(a)	In prior periods, the undistributed earnings of our Canadian subsidiaries were not designated as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. During the current year, we recognized a deferred tax benefit of $4,023, resulting from the release of the December 31, 2010 deferred tax liability.
(b)	In 2011, the “Internal Revenue Code for a New Puerto Rico” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, a non-cash charge of $1,743 to income tax expense was recorded for the reduction of the Puerto Rico net deferred tax asset.

Components of Deferred Taxes

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2011	2010
Deferred tax assets:
Allowance for doubtful accounts	$2,954	$5,445
Accrued liabilities not deducted for tax purposes	33,583	33,873
Asset retirement obligation	61,565	57,060
Net operating loss carry forwards	148,913	127,866
Tax credit carry forwards	3,724	3,829
Charitable contributions carry forward	469	409
Other	—	516

Gross deferred tax assets	251,208	228,998
Less: valuation allowance	(3,755)	(3,332)

Net deferred tax assets	247,453	225,666

Deferred tax liabilities:
Property, plant and equipment	(36,967)	(16,517)
Intangibles	(291,926)	(281,884)
Undistributed earnings of foreign subsidiaries	—	(4,023)
Investment in partnerships	(1,065)	(1,235)

Gross deferred tax liabilities	(329,958)	(303,659)

Net deferred tax liabilities	$(82,505)	$(77,993)

Classification in the consolidated balance sheets:
Current deferred tax assets	$9,812	$9,241
Current deferred tax liabilities	—	—
Noncurrent deferred tax assets	—	—
Noncurrent deferred tax liabilities	(92,317)	(87,234)

Net deferred tax liabilities	$(82,505)	$(77,993)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance as of December 31, 2009	$919
Additions for tax positions related to current year	35
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(632)
Settlements	—

Balance as of December 31, 2010	$322
Additions for tax positions related to current year	7
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(194)
Settlements	—

Balance as of December 31, 2011	$135

LAMAR MEDIA CORP
Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2011:
U.S. federal	$—	$3,088	$3,088
State and local	1,075	1,295	2,370
Foreign	1,847	(386)	1,461

	$2,922	$3,997	$6,919

Year ended December 31, 2010:
U.S. federal	$(1,290)	$(14,130)	$(15,420)
State and local	529	(3,607)	(3,078)
Foreign	1,932	(6,647)	(4,715)

	$1,171	$(24,384)	$(23,213)

Year ended December 31, 2009:
U.S. federal	$(19,691)	$(15,292)	$(34,983)
State and local	2,026	(2,991)	(965)
Foreign	2,121	(2,319)	(198)

	$(15,544)	$(20,602)	$(36,146)

U.S. and Foreign Components of Earnings (Loss) before Income Taxes

The U.S. and foreign components of earnings (loss) before income taxes are as follows:

	2011	2010	2009
U.S.	$16,999	$(59,193)	$(92,201)
Foreign	(1,468)	(4,218)	232

Total	$15,531	$(63,411)	$(91,969)

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of significant differences between the reported amount of income tax expense (benefit) and the expected amount of income tax expense (benefit) that would result from applying the U.S. federal statutory income tax rate of 35 percent to income before taxes is as follows:

	2011	2010	2009
Income tax expense (benefit) at U.S. federal statutory rate	$5,436	$(22,193)	$(32,189)
State and local income taxes, net of federal income tax benefit	975	(4,205)	(628)
Book expenses not deductible for tax purposes	746	662	816
Stock-based compensation	464	518	(3,534)
Amortization of non-deductible goodwill	1	3	1
Undistributed earnings of Canadian subsidiaries (a)	(4,023)	1,083	828
Valuation allowance	382	942	(9)
Rate Change (b)	1,743	—	—
Other differences, net	1,195	(23)	(1,431)

Income tax expense (benefit)	$6,919	$(23,213)	$(36,146)

(a)	In prior periods, we have not designated the undistributed earnings of our Canadian subsidiaries as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. During the current year, we recognized a deferred tax benefit of $4,023, resulting from the release of the December 31, 2010 deferred tax liability.
(b)	During the current year, the “Internal Revenue Code for a New Puerto Rico” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, $1,743 of income tax expense was recorded for the Puerto Rico tax rate change.

Components of Deferred Taxes

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2011	2010
Deferred tax assets:
Allowance for doubtful accounts	$2,954	$5,445
Accrued liabilities not deducted for tax purposes	33,583	33,873
Asset retirement obligation	61,565	57,060
Net operating loss carry forwards	99,811	79,061
Tax credit carry forwards	18,496	18,600
Charitable contributions carry forward	469	409
Other	—	516

Gross deferred tax assets	216,878	194,964
Less: valuation allowance	(3,205)	(2,785)

Net deferred tax assets	213,673	192,179

Deferred tax liabilities:
Property, plant and equipment	(36,967)	(16,517)
Intangibles	(291,291)	(281,246)
Undistributed earnings of foreign subsidiaries	—	(4,023)
Investment in partnerships	(1,065)	(1,235)

Gross deferred tax liabilities	(329,323)	(303,021)

Net deferred tax liabilities	$(115,650)	$(110,842)

Classification in the consolidated balance sheets:
Current deferred tax assets	$9,812	$9,241
Current deferred tax liabilities	—	—
Noncurrent deferred tax assets	—	—
Noncurrent deferred tax liabilities	(125,462)	(120,083)

Net deferred tax liabilities	$(115,650)	$(110,842)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance as of December 31, 2009	$919
Additions for tax positions related to current year	35
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(632)
Settlements	—

Balance as of December 31, 2010	$322
Additions for tax positions related to current year	7
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(194)
Settlements	—

Balance as of December 31, 2011	$135

Stock Compensation Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Assumption Used to Estimate Fair Value of Option Granted

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used:

Grant Year	Dividend Yield	Expected Volatility	Risk Free Interest Rate	Expected Lives
2011	0%	52%	2%	5
2010	0%	54%	2%	5
2009	0%	55%	2%	5

1996 Plan

Information regarding the 1996 Plan for the year ended December 31, 2011 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding, beginning of year	2,828,770	$20.85
Granted	68,000	33.28
Exercised	(113,359)	17.62
Canceled	(80,782)	21.62

Outstanding, end of year	2,702,629	$21.27	7.07

Exercisable at end of year	1,500,656	$22.86	6.78

Summary of Non-Vested Stock Options

The following table summarizes our non-vested stock option activity for year ended December 31, 2011:

	Shares	Weighted Average Grant Date Fair Value
Non-vested stock options at the beginning of the period	1,832,153	$9.20
Granted	54,400	9.33
Vested	(623,362)	9.49
Canceled	(61,218)	9.14

Non-vested stock options at the end of the period	1,201,973	$9.06

Summary of ESPP Share Activity

The following is a summary of the 2009 ESPP share activity for the nine months ended September 30, 2012:

Shares
Available for future purchases, January 1, 2012	253,294
Additional shares reserved under 2009 ESPP	250,000
Purchases	(110,014)

Available for future purchases, September 30, 2012	393,280

The following is a summary of ESPP share activity for the year ended December 31, 2011:

Shares
2009 ESPP Plan Shares available for future purchases, January 1, 2011	331,795
Additional Shares reserved under 2009 ESPP	77,928
Purchases	(156,429)

Shares available for future purchases, December 31, 2011	253,294

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Quarterly Financial Data

	Year 2011 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$255,202	$293,345	$296,701	$288,239
Net revenues less direct advertising expenses	$155,651	$190,287	$193,501	$184,996
Net (loss) income applicable to common stock	$(13,331)	$11,335	$3,901	$6,280
Net (loss) income per common share basic	$(0.14)	$0.12	$0.04	$0.07
Net (loss) income per common share — diluted	$(0.14)	$0.12	$0.04	$0.07

	Year 2010 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$244,103	$286,366	$286,138	$275,684
Net revenues less direct advertising expenses	$145,551	$186,541	$186,543	$175,189
Net (loss) income applicable to common stock	$(24,918)	$(9,028)	$690	$(7,211)
Net (loss) income per common share basic	$(0.27)	$(0.10)	$0.01	$(0.08)
Net (loss) income per common share — diluted	$(0.27)	$(0.10)	$0.01	$(0.08)

LAMAR MEDIA CORP
Summary of Quarterly Financial Data

	Year 2011 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$255,202	$293,345	$296,701	$288,239
Net revenues less direct advertising expenses	$155,651	$190,287	$193,501	$184,996
Net (loss) income	$(13,164)	$11,436	$4,115	$6,225

	Year 2010 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$244,103	$286,366	$286,138	$275,684
Net revenues less direct advertising expenses	$145,551	$186,541	$186,543	$175,189
Net (loss) income	$(24,898)	$(8,810)	$803	$(7,293)

Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 Item State Market	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Number of advertising displays			143,000
Number of states in which the company operates			44
Number of states in which the company operates logo sign business			21
Number of markets in which entity operates with transit advertising business			60
Anti-dilutive shares			0	465,820	2,580,092
Non-cash compensation expense	$ 10,902	$ 7,338	$ 11,650	$ 17,839	$ 12,462
LAMAR MEDIA CORP
Significant Accounting Policies [Line Items]
Number of advertising displays			143,000
Number of states in which the company operates			44
Number of states in which the company operates logo sign business			21
Non-cash compensation expense	10,902	7,338	11,650	17,839	12,462
Stock Options
Significant Accounting Policies [Line Items]
Non-cash compensation expense			7,875
Performance-based stock incentive program
Significant Accounting Policies [Line Items]
Non-cash compensation expense			3,535
Stock Awards To Directors
Significant Accounting Policies [Line Items]
Non-cash compensation expense			$ 240
Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives of Intangible assets			3 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of Intangible assets			15 years

Revenue and Expense Recognized for Advertising Barter Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue and expense recognized for advertising barter transactions
Net revenues	$ 7,153	$ 6,608	$ 5,642
Direct advertising expenses	2,766	2,768	2,808
General and administrative expenses	$ 3,524	$ 3,242	$ 2,867

Acquisitions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets paid in cash	$ 23,497	$ 6,703	$ 54,738
Total acquired intangible assets	11,033	4,861
Portion of acquired intangible assets assigned to goodwill	775	1,703	8,689
Amount deductible for tax purposes	775	1,703
Aggregate amortization expense related to the 2010 acquisitions	358	124
Total purchase price of outdoor advertising assets	23,497	6,703	57,836
Site locations
Business Acquisition [Line Items]
Total acquired intangible assets	8,147	2,434	30,554
Weighted average useful life	15 years	15 years
Customer lists and contracts
Business Acquisition [Line Items]
Total acquired intangible assets	2,010	654	5,780
Weighted average useful life	7 years	7 years
Other
Business Acquisition [Line Items]
Total acquired intangible assets	$ 10,258	$ 3,158
Weighted average useful life	14 years	14 years

Summary of Preliminary Allocation of Acquisition Costs (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of the preliminary allocation of the acquisition costs
Property, plant and equipment	$ 11,358	$ 12,319	$ 2,651
Goodwill	8,689	775	1,703
Other asset	1,913	356	8
Current liabilities	(528)	(211)	(817)
Total	57,836	23,497	6,703
Site locations
Summary of the preliminary allocation of the acquisition costs
Allocation of acquisition cost	30,554	8,147	2,434
Non-competition agreements
Summary of the preliminary allocation of the acquisition costs
Allocation of acquisition cost	70	101	70
Customer lists and contracts
Summary of the preliminary allocation of the acquisition costs
Allocation of acquisition cost	$ 5,780	$ 2,010	$ 654

Summary of Unaudited Pro Forma Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 2010 and 2009 acquisitions	Dec. 31, 2009 2010 and 2009 acquisitions
Summary of unaudited pro forma financial information
Net revenues	$ 306,504	$ 300,509	$ 883,621	$ 856,457	$ 1,135,802	$ 1,099,490	$ 1,092,916	$ 1,060,158
Net income (loss) applicable to common stock	$ 11,430	$ 4,024	$ 2,903	$ 2,011	$ 7,946	$ (39,830)	$ (40,692)	$ (59,407)
Net loss per common share - basic	$ 0.12	$ 0.04	$ 0.03	$ 0.02	$ 0.09	$ (0.43)	$ (0.44)	$ (0.65)
Net loss per common share - diluted	$ 0.12	$ 0.04	$ 0.03	$ 0.02	$ 0.09	$ (0.43)	$ (0.44)	$ (0.65)

Non-Cash Financing and Investing Activities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flow Supplemental Disclosures [Line Items]
Deposits paid in prior periods for the purchase of an aircraft		$ 4,000	$ 4,000
Non-cash settlement of notes receivable			1,900
Total purchase price			11,539
Non-cash financing activity				0	0
Non-cash acquisition of outdoor advertising assets	3,098
LAMAR MEDIA CORP
Cash Flow Supplemental Disclosures [Line Items]
Deposits paid in prior periods for the purchase of an aircraft			4,000
Total purchase price			11,539
Non-cash financing activity				0	0
6 5/8% Senior Subordinated Notes
Cash Flow Supplemental Disclosures [Line Items]
Non-cash financing activity		$ 9,463
Discount on repurchase of senior subordinated notes		99.30%

Summary of Major Categories of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Land	Dec. 31, 2010 Land	Dec. 31, 2011 Building and Building Improvements	Dec. 31, 2010 Building and Building Improvements	Dec. 31, 2011 Building and Building Improvements Minimum	Dec. 31, 2011 Building and Building Improvements Maximum	Dec. 31, 2011 Advertising structures	Dec. 31, 2010 Advertising structures	Dec. 31, 2011 Advertising structures Minimum	Dec. 31, 2011 Advertising structures Maximum	Dec. 31, 2011 Automotive and other equipment	Dec. 31, 2010 Automotive and other equipment	Dec. 31, 2011 Automotive and other equipment Minimum	Dec. 31, 2011 Automotive and other equipment Maximum
Summary of major categories of property, plant and equipment
Estimated Life								10 years	39 years			5 years	15 years			3 years	7 years
Property, plant and equipment	$ 2,911,267	$ 2,860,592	$ 2,796,935	$ 307,968	$ 298,879	$ 108,820	$ 105,459			$ 2,309,775	$ 2,264,953			$ 134,029	$ 127,644

Summary of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Sep. 30, 2012 Customer lists and contracts	Dec. 31, 2011 Customer lists and contracts	Dec. 31, 2010 Customer lists and contracts	Sep. 30, 2012 Customer lists and contracts Minimum	Dec. 31, 2011 Customer lists and contracts Minimum	Sep. 30, 2012 Customer lists and contracts Maximum	Dec. 31, 2011 Customer lists and contracts Maximum	Sep. 30, 2012 Non-competition agreements	Dec. 31, 2011 Non-competition agreements	Dec. 31, 2010 Non-competition agreements	Sep. 30, 2012 Non-competition agreements Minimum	Dec. 31, 2011 Non-competition agreements Minimum	Sep. 30, 2012 Non-competition agreements Maximum	Dec. 31, 2011 Non-competition agreements Maximum	Sep. 30, 2012 Site locations	Dec. 31, 2011 Site locations	Dec. 31, 2010 Site locations	Sep. 30, 2012 Site locations Maximum	Dec. 31, 2011 Site locations Maximum	Sep. 30, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2010 Other	Sep. 30, 2012 Other Minimum	Dec. 31, 2011 Other Minimum	Sep. 30, 2012 Other Maximum	Dec. 31, 2011 Other Maximum	Dec. 31, 2011 LAMAR MEDIA CORP	Dec. 31, 2010 LAMAR MEDIA CORP	Dec. 31, 2011 LAMAR MEDIA CORP Customer lists and contracts	Dec. 31, 2010 LAMAR MEDIA CORP Customer lists and contracts	Dec. 31, 2011 LAMAR MEDIA CORP Customer lists and contracts Minimum	Dec. 31, 2011 LAMAR MEDIA CORP Customer lists and contracts Maximum	Dec. 31, 2011 LAMAR MEDIA CORP Non-competition agreements	Dec. 31, 2010 LAMAR MEDIA CORP Non-competition agreements	Dec. 31, 2011 LAMAR MEDIA CORP Non-competition agreements Minimum	Dec. 31, 2011 LAMAR MEDIA CORP Non-competition agreements Maximum	Dec. 31, 2011 LAMAR MEDIA CORP Site locations	Dec. 31, 2010 LAMAR MEDIA CORP Site locations	Dec. 31, 2011 LAMAR MEDIA CORP Site locations Maximum	Dec. 31, 2011 LAMAR MEDIA CORP Other	Dec. 31, 2010 LAMAR MEDIA CORP Other	Dec. 31, 2011 LAMAR MEDIA CORP Other Minimum	Dec. 31, 2011 LAMAR MEDIA CORP Other Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)				3 years	15 years				7 years	7 years	10 years	10 years				3 years	3 years	15 years	15 years				15 years	15 years				5 years	5 years	15 years	15 years					7 years	10 years			3 years	15 years			15 years			5 years	15 years
Gross Carrying Amount	$ 1,965,725	$ 1,928,647	$ 1,918,811			$ 474,225	$ 468,371	$ 466,412					$ 63,665	$ 63,592	$ 63,493					$ 1,414,227	$ 1,383,076	$ 1,375,298			$ 13,608	$ 13,608	$ 13,608					$ 1,928,102	$ 1,918,266	$ 468,371	$ 466,412			$ 63,592	$ 63,493			$ 1,383,076	$ 1,375,298		$ 13,063	$ 13,063
Accumulated Amortization	1,528,173	1,451,767	1,349,088			457,157	451,524	441,641					62,495	61,849	60,955					995,396	925,291	833,418			13,125	13,103	13,074					1,451,726	1,349,077	451,524	441,641			61,849	60,955			925,290	833,418		13,063	13,063
Goodwill gross carrying amount	1,688,746	1,680,483	1,679,770																													1,669,462	1,668,749
Goodwill accumulated amortization	$ 253,635	$ 253,635	$ 253,635																													$ 252,766	$ 252,766

Changes in Gross Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Summary of changes in the gross carrying amount of goodwill
Goodwill, Beginning balance	$ 1,679,770
Goodwill acquired during the year	775
Purchase price adjustments and other	(62)
Impairment losses
Goodwill, Ending balance	1,680,483
LAMAR MEDIA CORP
Summary of changes in the gross carrying amount of goodwill
Goodwill, Beginning balance	1,668,749
Goodwill acquired during the year	775
Purchase price adjustments and other	(62)
Impairment losses
Goodwill, Ending balance	$ 1,669,462

Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Amortization Expense [Line Items]
Amortization expense	$ 102,918

Amortization Expense for Future Years (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of the estimated amortization expense
Year ended December 31, 2012		$ 99,917
Year ended December 31, 2013		97,165
Year ended December 31, 2014		83,200
Year ended December 31, 2015		46,770
Year ended December 31, 2016		36,267
Thereafter		113,561
Total	$ 437,552	$ 476,880	$ 569,723

Summary of Minimum Annual Rental Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Summary of minimum annual rental payments
2012	$ 145,491
2013	125,635
2014	111,981
2015	92,917
2016	79,859
Thereafter	$ 534,461

Leases - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Rent Expense [Line Items]
Rental expense related to Company's operating leases	$ 205,378	$ 203,044	$ 213,549

Summary of Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of accrued expenses
Payroll	$ 10,519	$ 13,621
Interest	36,125	37,350
Insurance benefits	12,338	11,958
Accrued lease expense	26,975	26,851
Other	8,697	6,762
Total	94,654	96,542
LAMAR MEDIA CORP
Summary of accrued expenses
Payroll	10,519	13,621
Interest	36,125	37,350
Other	46,671	34,832
Total	$ 93,315	$ 85,803

Schedule of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term debt
Long Term Debt	$ 2,075,608	$ 2,158,528	$ 2,409,140
Less current maturities	(35,653)	(17,310)	(5,694)
Long-term debt excluding current maturities	2,039,955	2,141,218	2,403,446
Senior Credit Facility
Long-term debt
Long Term Debt	702,164	595,477	808,875
7 7/8% Senior Subordinated Notes
Long-term debt
Long Term Debt	400,000	400,000	400,000
6 5/8% Senior Subordinated Notes
Long-term debt
Long Term Debt		381,290	400,000
6 5/8% Senior Subordinated Notes - Series B
Long-term debt
Long Term Debt	35,068	191,544	206,689
6 5/8% Senior Subordinated Notes - Series C
Long-term debt
Long Term Debt	98,837	256,040	265,672
5 7/8% Senior Subordinated Notes
Long-term debt
Long Term Debt	500,000
9 3/4% Senior Notes
Long-term debt
Long Term Debt	337,140	331,553	324,866
Other Notes With Various Rates And Terms
Long-term debt
Long Term Debt	2,399	2,624	3,038
LAMAR MEDIA CORP
Long-term debt
Long Term Debt		2,158,528	2,409,140
Less current maturities	(35,653)	(17,310)	(5,694)
Long-term debt excluding current maturities	2,039,955	2,141,218	2,403,446
LAMAR MEDIA CORP | Senior Credit Facility
Long-term debt
Long Term Debt		595,477	808,875
LAMAR MEDIA CORP | 7 7/8% Senior Subordinated Notes
Long-term debt
Long Term Debt		400,000	400,000
LAMAR MEDIA CORP | 6 5/8% Senior Subordinated Notes
Long-term debt
Long Term Debt		381,290	400,000
LAMAR MEDIA CORP | 6 5/8% Senior Subordinated Notes - Series B
Long-term debt
Long Term Debt		191,544	206,689
LAMAR MEDIA CORP | 6 5/8% Senior Subordinated Notes - Series C
Long-term debt
Long Term Debt		256,040	265,672
LAMAR MEDIA CORP | 9 3/4% Senior Notes
Long-term debt
Long Term Debt		331,553	324,866
LAMAR MEDIA CORP | Other Notes With Various Rates And Terms
Long-term debt
Long Term Debt		$ 2,624	$ 3,038

Schedule of Long-term Debt (Parenthetical) (Detail)	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 7 7/8% Senior Subordinated Notes	Dec. 31, 2011 7 7/8% Senior Subordinated Notes	Apr. 22, 2010 7 7/8% Senior Subordinated Notes	Sep. 30, 2012 6 5/8% Senior Subordinated Notes	Feb. 09, 2012 6 5/8% Senior Subordinated Notes	Dec. 31, 2011 6 5/8% Senior Subordinated Notes	Aug. 16, 2005 6 5/8% Senior Subordinated Notes	Sep. 30, 2012 6 5/8% Senior Subordinated Notes - Series B	Dec. 31, 2011 6 5/8% Senior Subordinated Notes - Series B	Aug. 17, 2006 6 5/8% Senior Subordinated Notes - Series B	Sep. 30, 2012 6 5/8% Senior Subordinated Notes - Series C	Dec. 31, 2011 6 5/8% Senior Subordinated Notes - Series C	Oct. 11, 2007 6 5/8% Senior Subordinated Notes - Series C	Sep. 30, 2012 5 7/8% Senior Subordinated Notes	Feb. 09, 2012 5 7/8% Senior Subordinated Notes	Sep. 30, 2012 9 3/4% Senior Notes	Dec. 31, 2011 9 3/4% Senior Notes	Mar. 27, 2009 9 3/4% Senior Notes	Dec. 31, 2011 LAMAR MEDIA CORP 7 7/8% Senior Subordinated Notes	Dec. 31, 2011 LAMAR MEDIA CORP 6 5/8% Senior Subordinated Notes	Dec. 31, 2011 LAMAR MEDIA CORP 6 5/8% Senior Subordinated Notes - Series B	Dec. 31, 2011 LAMAR MEDIA CORP 6 5/8% Senior Subordinated Notes - Series C	Dec. 31, 2011 LAMAR MEDIA CORP 9 3/4% Senior Notes
Schedule Of Debt [Line Items]
Interest rate on senior notes	2.88%	2.88%	7.88%	7.88%	7.88%	6.63%	6.63%	6.63%	6.63%	6.63%	6.63%	6.63%	6.63%	6.63%	6.63%	5.88%	5.88%	9.75%	9.75%	9.75%	7.88%	6.63%	6.63%	6.63%	9.75%

Summary of Long-Term Debt Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Summary of long-term debt matures
2012	$ 17,310
2013	33,735
2014	387,808
2015	1,012,595
2016	307,087
Later years	399,993
LAMAR MEDIA CORP
Summary of long-term debt matures
2012	17,310
2013	33,735
2014	387,808
2015	1,012,595
2016	307,087
Later years	$ 399,993

Long-Term Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended														1 Months Ended						1 Months Ended																	9 Months Ended	12 Months Ended		1 Months Ended
	Apr. 28, 2010	Feb. 09, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 LAMAR MEDIA CORP	Sep. 30, 2011 LAMAR MEDIA CORP	Sep. 30, 2012 LAMAR MEDIA CORP	Sep. 30, 2011 LAMAR MEDIA CORP	Dec. 31, 2011 LAMAR MEDIA CORP	Dec. 31, 2010 LAMAR MEDIA CORP	Jul. 30, 2012 6 5/8% Senior Subordinated Notes	Oct. 30, 2011 6 5/8% Senior Subordinated Notes	Sep. 30, 2012 6 5/8% Senior Subordinated Notes	Dec. 31, 2011 6 5/8% Senior Subordinated Notes	Feb. 27, 2012 6 5/8% Senior Subordinated Notes	Feb. 09, 2012 6 5/8% Senior Subordinated Notes	Jan. 26, 2012 6 5/8% Senior Subordinated Notes	Aug. 16, 2005 6 5/8% Senior Subordinated Notes	Dec. 31, 2011 6 5/8% Senior Subordinated Notes LAMAR MEDIA CORP	Sep. 30, 2012 6 5/8% Senior Subordinated Notes - Series B	Dec. 31, 2011 6 5/8% Senior Subordinated Notes - Series B	Aug. 17, 2006 6 5/8% Senior Subordinated Notes - Series B	Dec. 31, 2011 6 5/8% Senior Subordinated Notes - Series B LAMAR MEDIA CORP	Sep. 30, 2012 6 5/8% Senior Subordinated Notes - Series C	Dec. 31, 2011 6 5/8% Senior Subordinated Notes - Series C	Oct. 11, 2007 6 5/8% Senior Subordinated Notes - Series C	Dec. 31, 2011 6 5/8% Senior Subordinated Notes - Series C LAMAR MEDIA CORP	Mar. 31, 2012 9 3/4% Senior Notes	Mar. 31, 2009 9 3/4% Senior Notes	Sep. 30, 2012 9 3/4% Senior Notes	Dec. 31, 2011 9 3/4% Senior Notes	Mar. 27, 2009 9 3/4% Senior Notes	Dec. 31, 2011 9 3/4% Senior Notes LAMAR MEDIA CORP	Apr. 30, 2010 7 7/8% Senior Subordinated Notes	Sep. 30, 2012 7 7/8% Senior Subordinated Notes	Dec. 31, 2011 7 7/8% Senior Subordinated Notes	Apr. 22, 2010 7 7/8% Senior Subordinated Notes	Dec. 31, 2011 7 7/8% Senior Subordinated Notes LAMAR MEDIA CORP	Sep. 30, 2012 Letter of Credit	Feb. 09, 2012 Letter of Credit	Dec. 31, 2011 Letter of Credit	Apr. 28, 2010 Letter of Credit	Feb. 09, 2012 Term Loan A 1 Facility	Apr. 28, 2010 Term Loan A 1 Facility	Feb. 09, 2012 Term Loan A 2 Facility	Apr. 28, 2010 Term Loan A 2 Facility	Feb. 09, 2012 Term B Facility	Apr. 28, 2010 Term B Facility	Feb. 09, 2012 Incremental Facility	Apr. 28, 2010 Incremental Facility	Sep. 30, 2012 Senior Credit Facility	Dec. 31, 2011 Senior Credit Facility	Feb. 09, 2012 Senior Credit Facility	Feb. 29, 2012 5 7/8% Senior Subordinated Notes	Sep. 30, 2012 5 7/8% Senior Subordinated Notes	Feb. 09, 2012 5 7/8% Senior Subordinated Notes	Feb. 09, 2012 Term Loan A 3 Facility	Apr. 22, 2010 7 1/4% Senior Subordinated Notes due 2013
Debt Instrument [Line Items]
Amortization of discount							$ 32,673							$ 32,673
Aggregate principal amount of Debt issued			2,091,780		2,091,780		2,191,201									137,217							400,000				216,000				275,000						350,000					400,000																			500,000
Interest rate on senior notes								2.88%	2.88%									6.63%	6.63%		6.63%		6.63%	6.63%	6.63%	6.63%	6.63%	6.63%	6.63%	6.63%	6.63%	6.63%			9.75%	9.75%	9.75%	9.75%		7.88%	7.88%	7.88%	7.88%																	5.88%	5.88%		7.25%
Principal amount of debt extinguished																	47,900
Redemption percentage of issued notes which remain outstanding																	98.50%																						65.00%																				65.00%
Gain (loss) on extinguishment of debt			(1,984)	(451)	(31,956)	(451)	(677)	(17,398)	3,320	(1,984)	(451)	(31,956)	(451)	(677)	(17,402)			(31,956)	(677)
Gross proceeds from the issuance of debt					500,000							500,000																						314,927
Net proceeds from the issuance of debt																																		307,489					392,000																				489,000
Description of Interest Computation					360-day year comprised of twelve 30-day months																													360-day year comprised of twelve 30-day months
Redemption percentage of aggregate principal amount of senior notes																																		35.00%					35.00%																				35.00%
Redemption percentage equal to principal amount include aggregate premium																																	100.00%	100.00%					100.00%																				100.00%
Additional redeemed percentage of aggregate principal amount																																		109.75%					107.88%																				105.88%
Redemption price percentage of the principal amount to be purchased																																	101.00%	101.00%																									101.00%
Maximum borrowing limit of incremental loan facility																																													250,000		250,000	270,000	270,000	30,000	30,000	575,000	575,000	300,000	300,000			100,000				100,000
Additional Senior credit facility	200,000	200,000
Senior debt ratio	3.25	3.25
Line of credit facility maximum borrowing capacity available to subsidiaries																																																						110,000	110,000
Percentage of excess cash flow to repay outstanding debt							50.00%
Reduced percentage of consolidated excess cash flow to repay outstanding loan two					0.00%		0.00%
Ratio of indebtedness to net capital minimum																																																								1	1
Ratio of indebtedness to net capital one																																																								5	5
Outstanding revolving credit facility			15,000		15,000																																									0
Letter of credit outstanding																																												7,701		9,364
Remaining borrowing capacity under revolving credit facility			227,299		227,299		240,636
Tender offer amount																						700,000
Tender accepted amount																					483,655
Repurchase tendered amount																					582,903
Repurchase previous tender accepted amount																				99,248
Previous tendered amount																				220
Aggregate cash payment in connection with tender offer					613,887
Principal amount of debt redeemed																$ 122,760
Percentage of redemption price																101.10%
Redemption date																Aug 29, 2012

Remaining Quarterly Amortization of Term Facilities (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Term Loan A 1 Facility | September 30, 2012 - March 31, 2014
Debt Instrument [Line Items]
Principal amount		$ 6,750,000
Term Loan A 1 Facility | June 30, 2014 - March 31, 2015
Debt Instrument [Line Items]
Principal amount		13,500,000
Term Loan A 1 Facility | June 30, 2015 - September 30, 2015
Debt Instrument [Line Items]
Principal amount	37,125,000	37,125,000
Term Loan A 1 Facility | December 31, 2015
Debt Instrument [Line Items]
Principal amount	74,250,000	74,250,000
Term Loan A 1 Facility | September 30, 2012 - December 31, 2012
Debt Instrument [Line Items]
Principal amount	6,750,000
Term Loan A 1 Facility | March 31, 2013 - March 31, 2014
Debt Instrument [Line Items]
Principal amount	6,750,000
Term Loan A 1 Facility | June 30, 2014 - December 31, 2014
Debt Instrument [Line Items]
Principal amount	13,500,000
Term Loan A 1 Facility | March 31, 2015
Debt Instrument [Line Items]
Principal amount	13,500,000
Term Loan A 2 Facility | September 30, 2012 - March 31, 2014
Debt Instrument [Line Items]
Principal amount		750,000
Term Loan A 2 Facility | June 30, 2014 - March 31, 2015
Debt Instrument [Line Items]
Principal amount		1,500,000
Term Loan A 2 Facility | June 30, 2015 - September 30, 2015
Debt Instrument [Line Items]
Principal amount	4,125,000	4,125,000
Term Loan A 2 Facility | December 31, 2015
Debt Instrument [Line Items]
Principal amount	8,250,000	8,250,000
Term Loan A 2 Facility | September 30, 2012 - December 31, 2012
Debt Instrument [Line Items]
Principal amount	750,000
Term Loan A 2 Facility | March 31, 2013 - March 31, 2014
Debt Instrument [Line Items]
Principal amount	750,000
Term Loan A 2 Facility | June 30, 2014 - December 31, 2014
Debt Instrument [Line Items]
Principal amount	1,500,000
Term Loan A 2 Facility | March 31, 2015
Debt Instrument [Line Items]
Principal amount	1,500,000
Term B Facility | September 30, 2012 - March 31, 2014
Debt Instrument [Line Items]
Principal amount		813,200
Term B Facility | June 30, 2014 - March 31, 2015
Debt Instrument [Line Items]
Principal amount		813,200
Term B Facility | June 30, 2015 - September 30, 2015
Debt Instrument [Line Items]
Principal amount	813,200	813,200
Term B Facility | December 31, 2015
Debt Instrument [Line Items]
Principal amount	813,200	813,200
Term B Facility | March 31, 2016 - September 30, 2016
Debt Instrument [Line Items]
Principal amount	813,200	813,200
Term B Facility | December 31, 2016
Debt Instrument [Line Items]
Principal amount	304,151,900	304,151,900
Term B Facility | September 30, 2012 - December 31, 2012
Debt Instrument [Line Items]
Principal amount	813,200
Term B Facility | March 31, 2013 - March 31, 2014
Debt Instrument [Line Items]
Principal amount	813,200
Term B Facility | June 30, 2014 - December 31, 2014
Debt Instrument [Line Items]
Principal amount	813,200
Term B Facility | March 31, 2015
Debt Instrument [Line Items]
Principal amount	813,200
Term Loan A 3 Facility | June 30, 2015 - September 30, 2015
Debt Instrument [Line Items]
Principal amount	1,250,000
Term Loan A 3 Facility | December 31, 2015
Debt Instrument [Line Items]
Principal amount	1,250,000
Term Loan A 3 Facility | March 31, 2016 - September 30, 2016
Debt Instrument [Line Items]
Principal amount	1,250,000
Term Loan A 3 Facility | December 31, 2016
Debt Instrument [Line Items]
Principal amount	1,250,000
Term Loan A 3 Facility | March 31, 2013 - March 31, 2014
Debt Instrument [Line Items]
Principal amount	625,000
Term Loan A 3 Facility | June 30, 2014 - December 31, 2014
Debt Instrument [Line Items]
Principal amount	625,000
Term Loan A 3 Facility | March 31, 2015
Debt Instrument [Line Items]
Principal amount	1,250,000
Term Loan A 3 Facility | March 31, 2017 - June 30, 2017
Debt Instrument [Line Items]
Principal amount	21,250,000
Term Loan A 3 Facility | August 9, 2017
Debt Instrument [Line Items]
Principal amount	$ 42,500,000

Remaining Quarterly Amortization of Term Facilities (Parenthetical) (Detail)	9 Months Ended
Sep. 30, 2012
June 30, 2015 - September 30, 2015
Debt Instrument [Line Items]
Principal payment date	2015-06-30 - 2015-09-30
December 31, 2015
Debt Instrument [Line Items]
Principal payment date	2015-12-31
March 31, 2016 - September 30, 2016
Debt Instrument [Line Items]
Principal payment date	2016-03-31 - 2016-09-30
December 31, 2016
Debt Instrument [Line Items]
Principal payment date	2016-12-31
September 30, 2012 - December 31, 2012
Debt Instrument [Line Items]
Principal payment date	2012-12-31
March 31, 2013 - March 31, 2014
Debt Instrument [Line Items]
Principal payment date	2013-03-31 - 2014-03-31
June 30, 2014 - December 31, 2014
Debt Instrument [Line Items]
Principal payment date	2014-06-30 - 2014-12-31
March 31, 2015
Debt Instrument [Line Items]
Principal payment date	2015-03-31
March 31, 2017 - June 30, 2017
Debt Instrument [Line Items]
Principal payment date	2017-03-31 - 2017-06-30
August 9, 2017
Debt Instrument [Line Items]
Principal payment date	2017-08-09

Information Related to Asset Retirement Obligation (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Information related to asset retirement obligation
Beginning balance	$ 180,662	$ 173,673	$ 160,260
Revisions in cash flow estimates			7,809
Additions to asset retirement obligations	649	708	261
Accretion expense	8,061	10,573	10,751
Liabilities settled	(3,531)	(4,292)	(5,408)
Ending balance	$ 185,841	$ 180,662	$ 173,673

Depreciation and Amortization Expense Excluded from Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation and amortization expenses excluded from operating expenses
Depreciation and amortization	$ 73,915	$ 75,171	$ 219,283	$ 221,454	$ 299,639	$ 312,703	$ 336,725
Direct advertising expenses
Depreciation and amortization expenses excluded from operating expenses
Depreciation and amortization	68,507	71,384	205,450	209,630	283,720	297,517	318,561
General and administrative expenses
Depreciation and amortization expenses excluded from operating expenses
Depreciation and amortization	985	1,009	3,007	3,079	4,224	5,033	6,528
Corporate expenses
Depreciation and amortization expenses excluded from operating expenses
Depreciation and amortization	$ 4,423	$ 2,778	$ 10,826	$ 8,745	$ 11,695	$ 10,153	$ 11,636

Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense (benefit)
U.S. federal, Current		$ (1,290)	$ (20,062)
State and local, Current	1,075	477	1,960
Foreign, Current	1,847	1,932	2,121
Total, Current	2,922	1,119	(15,981)
U.S. federal, Deferred	2,963	(14,174)	(14,862)
State and local, Deferred	1,125	(3,767)	(2,939)
Foreign, Deferred	(387)	(6,647)	(2,319)
Total, Deferred	3,701	(24,588)	(20,120)
U.S. federal, Total	2,963	(15,464)	(34,924)
State and local, Total	2,200	(3,290)	(979)
Foreign, Total	1,460	(4,715)	(198)
Income tax expense (benefit)	6,623	(23,469)	(36,101)
LAMAR MEDIA CORP
Income tax expense (benefit)
U.S. federal, Current		(1,290)	(19,691)
State and local, Current	1,075	529	2,026
Foreign, Current	1,847	1,932	2,121
Total, Current	2,922	1,171	(15,544)
U.S. federal, Deferred	3,088	(14,130)	(15,292)
State and local, Deferred	1,295	(3,607)	(2,991)
Foreign, Deferred	(386)	(6,647)	(2,319)
Total, Deferred	3,997	(24,384)	(20,602)
U.S. federal, Total	3,088	(15,420)	(34,983)
State and local, Total	2,370	(3,078)	(965)
Foreign, Total	1,461	(4,715)	(198)
Income tax expense (benefit)	$ 6,919	$ (23,213)	$ (36,146)

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Income Tax [Line Items]
Income taxes receivable					$ 381	$ 1,789
Income tax rate					35.00%	35.00%	35.00%
Net operating loss	63,522	55,425	153,772	140,451	186,374	139,508	97,616
Net operating loss subject to IRC 382					43,201
IRC 382 limitation available for use					25,337
Amounts of credits available to offset federal income tax					3,476
Net change in total valuation allowance					410	1,653	(13)
Potential deferred tax liability					5,459
Deferred tax benefit related to APB 23 assertion					4,023
Undistributed earnings of subsidiaries					15,596
Unrecognized tax benefits					135	322	919
Interest and penalty Expense					7	35
Interest and penalties related to uncertain tax positions					27	67
Unrecognized tax benefits, decreases resulting from expiration of statute of limitations					62
UNITED STATES
Schedule Of Income Tax [Line Items]
Net operating loss					58,412
PUERTO RICO
Schedule Of Income Tax [Line Items]
Net operating loss					(4,896)
Puerto Rico net operating loss carry forward					21,778
Domestic Tax Authority
Schedule Of Income Tax [Line Items]
US net operating loss carry forward					342,534
State and Local Jurisdiction
Schedule Of Income Tax [Line Items]
State net operating loss carryforward					457,965
Valuation allowance for State and Local deferred tax assets					3,742	3,332
LAMAR MEDIA CORP
Schedule Of Income Tax [Line Items]
Income taxes receivable					599	2,008
Income tax rate					35.00%	35.00%	35.00%
Net operating loss	63,596	55,503	154,045	140,727	186,732	139,508	98,041
Net operating loss subject to IRC 382					43,201
IRC 382 limitation available for use					25,337
Amounts of credits available to offset federal income tax					18,248
Net change in total valuation allowance					407	1,106	(13)
Potential deferred tax liability					5,459
Deferred tax benefit related to APB 23 assertion					4,023
Undistributed earnings of subsidiaries					15,596
Unrecognized tax benefits					135	322	919
Interest and penalty Expense					7	35
Interest and penalties related to uncertain tax positions					27	67
Unrecognized tax benefits, decreases resulting from expiration of statute of limitations					62
LAMAR MEDIA CORP | UNITED STATES
Schedule Of Income Tax [Line Items]
Net operating loss					58,055
LAMAR MEDIA CORP | PUERTO RICO
Schedule Of Income Tax [Line Items]
Net operating loss					(4,896)
Puerto Rico net operating loss carry forward					21,778
LAMAR MEDIA CORP | Domestic Tax Authority
Schedule Of Income Tax [Line Items]
US net operating loss carry forward					207,443
LAMAR MEDIA CORP | State and Local Jurisdiction
Schedule Of Income Tax [Line Items]
State net operating loss carryforward					420,914
Valuation allowance for State and Local deferred tax assets					$ 3,192	$ 2,785

U.S. and Foreign Components of Earnings (Loss) before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of Income Before Income Tax Domestic and Foreign [Abstract]
U.S.					$ 16,641	$ (59,353)	$ (94,371)
Foreign					(1,468)	(4,218)	232
Income (loss) before income tax expense	23,151	12,872	5,005	11,054	15,173	(63,571)	(94,139)
LAMAR MEDIA CORP
Components of Income Before Income Tax Domestic and Foreign [Abstract]
U.S.					16,999	(59,193)	(92,201)
Foreign					(1,468)	(4,218)	232
Income (loss) before income tax expense	$ 23,225	$ 12,950	$ 5,278	$ 11,330	$ 15,531	$ (63,411)	$ (91,969)

Schedule of Effective Income Tax Rate Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Components of income tax expense (benefit), continuing operations
Income tax expense (benefit) at U.S. federal statutory rate	$ 5,310		$ (22,250)		$ (32,948)
State and local income taxes, net of federal income tax benefit	958		(4,945)		(636)
Book expenses not deductible for tax purposes	746		662		816
Stock-based compensation	464		518		(3,534)
Amortization of non-deductible goodwill	1		3		6
Undistributed earnings of Canadian subsidiaries	(4,023)	[1]	1,083	[1]	828	[1]
Valuation allowance	382		1,487		(9)
Rate Change	1,743	[2]
Other differences, net	1,042		(27)		(624)
Income tax expense (benefit)	6,623		(23,469)		(36,101)
LAMAR MEDIA CORP
Components of income tax expense (benefit), continuing operations
Income tax expense (benefit) at U.S. federal statutory rate	5,436		(22,193)		(32,189)
State and local income taxes, net of federal income tax benefit	975		(4,205)		(628)
Book expenses not deductible for tax purposes	746		662		816
Stock-based compensation	464		518		(3,534)
Amortization of non-deductible goodwill	1		3		1
Undistributed earnings of Canadian subsidiaries	(4,023)	[3]	1,083	[3]	828	[3]
Valuation allowance	382		942		(9)
Rate Change	1,743	[4]
Other differences, net	1,195		(23)		(1,431)
Income tax expense (benefit)	$ 6,919		$ (23,213)		$ (36,146)

[1]	In prior periods, the undistributed earnings of our Canadian subsidiaries were not designated as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. During the current year, we recognized a deferred tax benefit of $4,023, resulting from the release of the December 31, 2010 deferred tax liability.
[2]	In 2011, the "Internal Revenue Code for a New Puerto Rico" was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, a non-cash charge of $1,743 to income tax expense was recorded for the reduction of the Puerto Rico net deferred tax asset.
[3]	In prior periods, we have not designated the undistributed earnings of our Canadian subsidiaries as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. During the current year, we recognized a deferred tax benefit of $4,023, resulting from the release of the December 31, 2010 deferred tax liability.
[4]	During the current year, the "Internal Revenue Code for a New Puerto Rico" was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, $1,743 of income tax expense was recorded for the Puerto Rico tax rate change.

Schedule of Effective Income Tax Rate Reconciliation (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Deferred tax benefit related to APB 23 assertion	$ 4,023
Puerto Rico tax rate	30.00%		39.00%
Rate Change	1,743	[1]
LAMAR MEDIA CORP
Components Of Income Tax Expense Benefit [Line Items]
Deferred tax benefit related to APB 23 assertion	4,023
Puerto Rico tax rate	30.00%		39.00%
Rate Change	$ 1,743	[2]

[1]	In 2011, the "Internal Revenue Code for a New Puerto Rico" was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, a non-cash charge of $1,743 to income tax expense was recorded for the reduction of the Puerto Rico net deferred tax asset.
[2]	During the current year, the "Internal Revenue Code for a New Puerto Rico" was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, $1,743 of income tax expense was recorded for the Puerto Rico tax rate change.

Components of Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Allowance for doubtful accounts		$ 2,954	$ 5,445
Accrued liabilities not deducted for tax purposes		33,583	33,873
Asset retirement obligation		61,565	57,060
Net operating loss carry forwards		148,913	127,866
Tax credit carry forwards		3,724	3,829
Charitable contributions carry forward		469	409
Other			516
Gross deferred tax assets		251,208	228,998
Less: valuation allowance		(3,755)	(3,332)
Net deferred tax assets		247,453	225,666
Deferred tax liabilities:
Property, plant and equipment		(36,967)	(16,517)
Intangibles		(291,926)	(281,884)
Undistributed earnings of foreign subsidiaries			(4,023)
Investment in partnerships		(1,065)	(1,235)
Gross deferred tax liabilities		(329,958)	(303,659)
Net deferred tax liabilities		(82,505)	(77,993)
Classification in the consolidated balance sheets:
Current deferred tax assets	10,783	9,812	9,241
Current deferred tax liabilities
Noncurrent deferred tax assets
Noncurrent deferred tax liabilities	(95,385)	(92,317)	(87,234)
Net deferred tax liabilities		(82,505)	(77,993)
LAMAR MEDIA CORP
Deferred tax assets:
Allowance for doubtful accounts		2,954	5,445
Accrued liabilities not deducted for tax purposes		33,583	33,873
Asset retirement obligation		61,565	57,060
Net operating loss carry forwards		99,811	79,061
Tax credit carry forwards		18,496	18,600
Charitable contributions carry forward		469	409
Other			516
Gross deferred tax assets		216,878	194,964
Less: valuation allowance		(3,205)	(2,785)
Net deferred tax assets		213,673	192,179
Deferred tax liabilities:
Property, plant and equipment		(36,967)	(16,517)
Intangibles		(291,291)	(281,246)
Undistributed earnings of foreign subsidiaries			(4,023)
Investment in partnerships		(1,065)	(1,235)
Gross deferred tax liabilities		(329,323)	(303,021)
Net deferred tax liabilities		(115,650)	(110,842)
Classification in the consolidated balance sheets:
Current deferred tax assets	10,783	9,812	9,241
Current deferred tax liabilities
Noncurrent deferred tax assets
Noncurrent deferred tax liabilities	(128,652)	(125,462)	(120,083)
Net deferred tax liabilities		$ (115,650)	$ (110,842)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning Balance	$ 322	$ 919
Additions for tax positions related to current year	7	35
Additions for tax positions related to prior years
Reductions for tax positions related to prior years
Lapse of statute of limitations	(194)	(632)
Settlements
Ending Balance	135	322
LAMAR MEDIA CORP
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning Balance	322	919
Additions for tax positions related to current year	7	35
Additions for tax positions related to prior years
Reductions for tax positions related to prior years
Lapse of statute of limitations	(194)	(632)
Settlements
Ending Balance	$ 135	$ 322

Related Party Transactions - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Deferred gains			$ 941	$ 942
Receivables from employees			230	155
Annual consulting fee			190
Annual consulting fee for renewal			150
Amended consulting agreement period			5 years
Consulting agreement renewal period			1 year
Interest owned in service contract			26.66%
Aggregate amount payable under the service contract			1,000
Amount incurred from the service contract			625
LAMAR MEDIA CORP
Related Party Transaction [Line Items]
Payable to parent company			9,400	7,105
Increase in additional paid in capital	$ 19,668	$ 10,987	$ 16,553	$ 27,982	$ 17,302

Stockholders' Equity - Additional information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2010	Jul. 16, 1999
Class of Stock [Line Items]
Liquidation value of outstanding preferred stock	$ 3,649
Preferred stock voting right	Series AA preferred stock is entitled to one vote per share and the Class A preferred stock is not entitled to vote.
Class B common stock voting rights	Holders of Class B common stock have ten votes per share on all matters in which the holders of common stock are entitled to vote and holders of Class A common stock have one vote per share on such matters.
Common Class A
Class of Stock [Line Items]
Repurchase program	$ 500,000
Shares purchased under repurchase program	0
Preferred Class A
Class of Stock [Line Items]
Preferred shares, authorized	10,000	10,000	10,000	1,000,000
Preferred stock, par value	$ 638	$ 638	$ 638
Dividends paid to preferred stock	$ 15.95
Amount entitled	$ 638
Series AA Preferred Stock
Class of Stock [Line Items]
Preferred shares, authorized	5,720	5,720	5,720	5,720
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Dividends paid to preferred stock	$ 15.95
Amount entitled	$ 638

Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended
	May 31, 2000	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Minimum	Dec. 31, 2011 Minimum	Sep. 30, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2011 2000 Employee Stock Purchase Plan	May 25, 2000 2000 Employee Stock Purchase Plan	Dec. 31, 2011 1996 Equity Incentive Plan Employee	Sep. 30, 2012 Performance Based Compensation	Dec. 31, 2011 Performance Based Compensation	Sep. 30, 2012 2009 Employee Stock Purchase Plan	Dec. 31, 2011 2009 Employee Stock Purchase Plan	Dec. 31, 2010 2009 Employee Stock Purchase Plan	Sep. 30, 2012 Restricted Stock Award	Sep. 30, 2012 Common Class A	Dec. 31, 2011 Common Class A	Dec. 31, 2011 Common Class A 1996 Equity Incentive Plan	Sep. 30, 2012 Common Class A 1996 Equity Incentive Plan	Sep. 30, 2012 Common Class A 2009 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Incentive Plan has reserved shares of Class A common stock												500,000										13,000,000	13,000,000
Expiration date of options granted under equity incentive plan				10
Award vesting terms		Vesting terms ranging from three to five years and include 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date		Vesting terms ranging from three to five years which primarily includes 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date.
Award vesting period							3 years	3 years	5 years	5 years
Period of cliff vesting for option valuation				5 years
Period of graded vesting for option valuation				4 years
Expected volatility																					75.00%
Volatility rate on publicly traded options																					25.00%
Expected dividend yield				0.00%	0.00%	0.00%
Total unrecognized compensation cost related to nonvested awards				$ 7,372
Weighted average number of years over which compensation cost related to nonvested awards is expected to be recognized				1 year 1 month 21 days
Eligible Options to purchase an aggregate shares, accepted for cancellation																						2,630,474
Number of eligible participants to receive tender offer													250
Percentage of Class A common stock underlying all Eligible Options																						86.20%
New option exercise price per share				68,000																44,600		1,030,819
The Company granted options for an aggregate shares of its Class A common stock				$ 33.28									$ 15.67
Incremental cost of new option				1,923
Weighted average number of years over which compensation cost related to nonvested awards is expected to be recognized				5 years
Shares available for future stock option and restricted share grants to employees and directors under existing plans				2,341,158												393,280	253,294	331,795
The aggregate intrinsic value of options outstanding				22,379
The aggregate intrinsic value of options exercisable				11,453
Total intrinsic value of options exercised				1,206
Percentage of stock purchased by employees	85.00%
Shares available for issuance under the Stock Purchase plan				One tenth of 1% of the total of shares outstanding or a lessor amount determined by the board of directors
Percentage of shares available for issuance from total shares outstanding under the Stock Purchase plan				10.00%
Percentage of Shares Outstanding				1.00%
Percentage of 1% of shares outstanding used to determine increase in shares available for issuance				10.00%
Maximum number of share for yearly increased											500,000
Range of awards of target number of share							0.00%	0.00%	100.00%	100.00%
Non cash compensation expense		$ 10,902	$ 7,338	$ 11,650	$ 17,839	$ 12,462								$ 5,783	$ 3,535				$ 216
New employee stock purchase plan, which reserved additional shares of common stock																588,154
New employee stock purchase plan, which available for issuance of common stock																								88,154
Increase in the additional shares of Class A common stock																								77,928
Addition to the increased number of shares of Class A common stock																								250,000
Percentage of awards vesting on grant date																			50.00%
Percentage of awards vesting on the last day of directors term																			50.00%
Term of director																			1 year

Assumption Used to Estimate Fair Value of Option Granted (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Dividend Yield	0.00%	0.00%	0.00%
Expected Volatility	52.00%	54.00%	55.00%
Risk Free Interest Rate	2.00%	2.00%	2.00%
Expected Lives	5 years	5 years	5 years

1996 Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Option transactions under various stock-based employee compensation plans
Outstanding, Beginning Balance, Shares	2,828,770
Granted, shares	68,000
Exercised, Shares	(113,359)	(368,178)	(111,843)
Cancelled, Shares	(80,782)
Outstanding, Ending Balance, Shares	2,702,629	2,828,770
Exercisable, Ending Balance, Shares	1,500,656
Outstanding, Beginning Balance, Weighted Average Exercise Price	$ 20.85
Granted, Weighted Average Exercise Price	$ 33.28
Exercised, Weighted-Average Exercise Price	$ 17.62
Canceled, Weighted Average Exercise Price	$ 21.62
Outstanding, Ending Balance, Weighted Average Exercise Price	$ 21.27	$ 20.85
Exercisable, Ending Balance, Weighted Average Exercise Price	$ 22.86
Outstanding, Ending Balance, Weighted Average Contractual Life	7 years 26 days
Exercisable, Ending Balance, Weighted Average Contractual Life	6 years 9 months 11 days

Summary of Non-Vested Stock Options (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning Balance, Shares	2,828,770
Granted, shares	68,000
Cancelled, Shares	(80,782)
Outstanding, Ending Balance, Shares	2,702,629
Nonvested Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning Balance, Shares	1,832,153
Granted, shares	54,400
Vested, Shares	(623,362)
Cancelled, Shares	(61,218)
Outstanding, Ending Balance, Shares	1,201,973
Non-vested stock options at the beginning of the period, Weighted-Average Grant-Date Fair Value	9.2
Granted, Weighted-Average Grant-Date Fair Value	9.33
Vested, Weighted-Average Grant-Date Fair Value	9.49
Canceled, Weighted-Average Grant-Date Fair Value	9.14
Non-vested stock options at the end of the period, Weighted-Average Grant-Date Fair Value	9.06

Summary of ESPP Share Activity (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for future purchases, end of period		2,341,158
2009 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for future purchases, beginning of period	253,294	331,795
Additional shares reserved under 2009 ESPP	250,000	77,928
Purchases	(110,014)	(156,429)
Available for future purchases, end of period	393,280	253,294

Benefit Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Letters of credit with bank	$ 7,950
Employees eligibility	Completed one year of service and are at least 21 years of age
Minimum years of service required	1
Minimum years of age required	21
Employers contribution and compensation	Match 50% of employees' contributions up to 5% of eligible compensation
Employers contribution as percentage of employees contribution	50.00%
Employers contribution as percentage of employees compensation	5.00%
Employees contribution limit	100.00%
Fully vesting period of contribution	3
Minimum age for entitlement to benefit of deferred compensation plan	30
Minimum years of experience to attain the benefit of deferred compensation plan	10 years
Deferred compensation arrangement with individual employees contribution minimum	3
Deferred compensation arrangement with individual employees contribution maximum	8
Deferred Profit Sharing
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Employer's contribution	2,870	1,263	0
Deferred Compensation Plan
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Employer's contribution	$ 1,223	$ 1,164	$ 0

Summarized Financial Information of Subsidiaries - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 9 3/4% Senior Notes	Dec. 31, 2011 9 3/4% Senior Notes	Mar. 27, 2009 9 3/4% Senior Notes
Debt Instrument [Line Items]
Balance of permitted transfers to parent company	$ 1,619,927	$ 1,641,856	$ 1,380,705
Description of provisions on senior credit facility transfers to Lamar Advertising subject to additional restrictions	The total holdings debt ratio is greater than 5.75 to 1 or (y) the senior debt ratio is greater than 3.25 to 1.0, and (ii) if under the indenture for Lamar Media's 9 3/4% senior notes and as defined therein, its senior leverage ratio is greater than or equal to 3.0 to 1.	The total holdings debt ratio is greater than 5.75 to 1 or (y) the senior debt ratio is greater than 3.25 to 1.0, and (ii) if under the indenture for Lamar Media's 9 3/4% senior notes and as defined therein, its senior leverage ratio is greater than or equal to 3.0 to 1.	The total holdings debt ratio is greater than 5.75 to 1 or (y) the senior debt ratio is greater than 3.25 to 1.0, and (ii) if under the indenture for Lamar Media's 9 3/4% senior notes and as defined therein, its senior leverage ratio is greater than or equal to 3.0 to 1.
Description of actual position on senior credit facility transfers to Lamar Advertising not subject to additional restrictions	The total holdings debt ratio was less than 5.75 to 1 and Lamar Media's senior debt ratio was less than 3.25 to 1 and its senior leverage ratio was less than 3.0 to 1; therefore, transfers to Lamar Advertising were not subject to any additional restrictions under the senior credit facility or pursuant to the indenture governing the 9 3/4% senior notes.	The total holdings debt ratio is greater than 5.75 to 1 or (y) the senior debt ratio is greater than 3.25 to 1.0, and (ii) if under the indenture for Lamar Media's 9 3/4% senior notes	The total holdings debt ratio is greater than 5.75 to 1 or (y) the senior debt ratio is greater than 3.25 to 1.0, and (ii) if under the indenture for Lamar Media's 9 3/4% senior notes
Holdings debt ratio	5.75	5.75	5.75
Senior debt ratio	3.25	3.25	3.25
Interest rate on senior notes			2.88%	2.88%	9.75%	9.75%	9.75%
Senior leverage ratio	3	3	3
Holdings debt ratio related to actual position on senior credit facility	5.75	5.75	5.75
Senior debt ratio related to actual position on senior credit facility	3.25	3.25	3.25
Senior leverage ratio related to actual position on senior credit facility	3	3	3

Fair Value of Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Fair Value of Financial Instruments [Line Items]
Estimated fair value of Long-term debt (including current maturities)	$ 2,209,366	$ 2,265,451
Gross amount of company long term debt	2,091,780	2,191,201
Carrying amount of company long term debt	$ 2,075,608	$ 2,158,528

Quarterly Financial Data (Unaudited) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Quarterly Financial Data
Net revenues	$ 306,286	$ 288,239	$ 296,701	$ 293,345	$ 255,202	$ 275,684	$ 286,138	$ 286,366	$ 244,103	$ 877,396	$ 845,248	$ 1,133,487	$ 1,092,291	$ 1,056,065
Net revenues less direct advertising expenses		184,996	193,501	190,287	155,651	175,189	186,543	186,541	145,551
Net (loss) income applicable to common stock	11,405	6,280	3,901	11,335	(13,331)	(7,211)	690	(9,028)	(24,918)	2,329	1,905	8,185	(40,467)	(58,403)
Net (loss) income	11,496		3,992							2,602	2,178	8,550	(40,102)	(58,038)
Net (loss) income per common share basic	$ 0.12	$ 0.07	$ 0.04	$ 0.12	$ (0.14)	$ (0.08)	$ 0.01	$ (0.1)	$ (0.27)	$ 0.02	$ 0.02	$ 0.09	$ (0.44)	$ (0.64)
Net (loss) income per common share - diluted	$ 0.12	$ 0.07	$ 0.04	$ 0.12	$ (0.14)	$ (0.08)	$ 0.01	$ (0.1)	$ (0.27)	$ 0.02	$ 0.02	$ 0.09	$ (0.44)	$ (0.64)
LAMAR MEDIA CORP
Summary of Quarterly Financial Data
Net revenues	306,286	288,239	296,701	293,345	255,202	275,684	286,138	286,366	244,103	877,396	845,248	1,133,487	1,092,291	1,056,065
Net revenues less direct advertising expenses		184,996	193,501	190,287	155,651	175,189	186,543	186,541	145,551
Net (loss) income	$ 11,585	$ 6,225	$ 4,115	$ 11,436	$ (13,164)	$ (7,293)	$ 803	$ (8,810)	$ (24,898)	$ 2,752	$ 2,387	$ 8,612	$ (40,198)	$ (55,823)

Subsequent Events - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended					1 Months Ended		2 Months Ended														1 Months Ended						1 Months Ended
	Feb. 09, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 09, 2012 5 7/8% Senior Subordinated Notes due 2022	Feb. 09, 2012 Term Loan A 3 Facility	Oct. 30, 2011 6 5/8% Senior Subordinated Notes	Sep. 30, 2012 6 5/8% Senior Subordinated Notes	Feb. 09, 2012 6 5/8% Senior Subordinated Notes	Dec. 31, 2011 6 5/8% Senior Subordinated Notes	Dec. 31, 2010 6 5/8% Senior Subordinated Notes	Aug. 16, 2005 6 5/8% Senior Subordinated Notes	Sep. 30, 2012 6 5/8% Senior Subordinated Notes - Series B	Dec. 31, 2011 6 5/8% Senior Subordinated Notes - Series B	Dec. 31, 2010 6 5/8% Senior Subordinated Notes - Series B	Aug. 17, 2006 6 5/8% Senior Subordinated Notes - Series B	Sep. 30, 2012 6 5/8% Senior Subordinated Notes - Series C	Dec. 31, 2011 6 5/8% Senior Subordinated Notes - Series C	Dec. 31, 2010 6 5/8% Senior Subordinated Notes - Series C	Oct. 11, 2007 6 5/8% Senior Subordinated Notes - Series C	Feb. 09, 2012 Repayment of Debt 6 5/8% Senior Subordinated Notes	Oct. 31, 2012 Subsequent Event	Oct. 09, 2012 Subsequent Event 6 5/8% Senior Subordinated Notes	Oct. 09, 2012 Subsequent Event 6 5/8% Senior Subordinated Notes - Series B	Oct. 30, 2012 Subsequent Event 6 5/8% Senior Subordinated Notes - Series C	Oct. 09, 2012 Subsequent Event 6 5/8% Senior Subordinated Notes - Series C	Oct. 30, 2012 Subsequent Event 5.0% Senior Subordinated Notes due 2023
Subsequent Event [Line Items]
Senior Credit Facility New Term Loan	$ 100,000
Principal amount of debt extinguished subsequent to period end						500,000		47,900														583,123
Interest rate on senior notes				2.88%	2.88%	5.88%			6.63%	6.63%	6.63%		6.63%	6.63%	6.63%		6.63%	6.63%	6.63%		6.63%			6.63%
Proceeds received on 5 7/8% Senior Subordinated Notes	489,000
Proceeds from loan							99,000
Aggregate principal amount of debt redeemed		2,075,608	2,158,528	2,409,140							381,290	400,000		35,068	191,544	206,689		98,837	256,040	265,672				66,099	36,099	71,118	30,000
Percentage of principal amount outstanding which is equal to redemption price																								101.10%		101.10%
Principle amount received from private placement																												535,000
Purchase of outstanding common stock		$ 54,738	$ 23,497	$ 6,703																			$ 145,000

Valuation and Qualifying Accounts - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deducted in balance sheet from trade accounts receivable: Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 8,100	$ 9,550	$ 10,000
Charged to Costs and Expenses	7,591	8,736	12,663
Deductions	8,191	10,186	13,113
Balance at End of Period	7,500	8,100	9,550
Deducted in balance sheet from intangible assets: Amortization of intangible assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1,602,723	1,497,763	1,389,523
Charged to Costs and Expenses	102,679	104,960	108,292
Deductions			52
Balance at End of Period	1,705,402	1,602,723	1,497,763
LAMAR MEDIA CORP | Deducted in balance sheet from trade accounts receivable: Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	8,100	9,550	10,000
Charged to Costs and Expenses	7,591	8,736	12,663
Deductions	8,191	10,186	13,113
Balance at End of Period	7,500	8,100	9,550
LAMAR MEDIA CORP | Deducted in balance sheet from intangible assets: Amortization of intangible assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1,601,843	1,496,912	1,388,671
Charged to Costs and Expenses	102,649	104,931	108,293
Deductions			52
Balance at End of Period	$ 1,704,492	$ 1,601,843	$ 1,496,912

Earnings Per Share - Additional Information (Detail)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
The number of dilutive shares excluded from calculation of Basic Earning per share resulting from the antidilutive effect of options	0	0